UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (39.6%)(a)
			Principal amount	Value

Basic materials (2.5%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$2,689,000	$2,346,153

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			3,317,000	3,176,028

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			3,895,000	4,138,438

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,735,000	2,823,888

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.546s, 2013 (Netherlands)			989,000	919,770

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			103,000	110,983

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			815,000	768,138

Exopack Holding Corp. 144A sr. notes 10s, 2018			2,235,000	2,235,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			3,254,000	3,270,270

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			4,748,000	4,795,480

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,302,000	2,205,308

Grohe Holding GmbH 144A company guaranty sr. notes FRN 5.426s, 2017 (Germany)		EUR	3,548,000	4,057,538

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$2,979,000	2,457,675

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			1,725,000	1,617,188

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			2,841,000	3,011,460

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			1,700,000	1,802,000

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	1,150,000	1,464,901

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$1,525,000	1,547,875

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			1,794,000	1,959,945

Lyondell Chemical Co. company guaranty notes 11s, 2018			5,038,404	5,504,456

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			2,490,000	2,583,375

Momentive Performance Materials, Inc. notes 9s, 2021			1,930,000	1,466,800

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			841,000	621,289

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			835,000	830,825

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			4,425,000	4,745,813

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			2,471,000	2,452,468

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	2,742,000	3,757,435

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$365,000	388,725

Pregis Corp. company guaranty notes FRN 6.572s, 2013		EUR	490,000	615,474

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$1,470,000	1,403,850

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)			900,000	981,000

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014		EUR	465,000	606,551

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$569,000	569,000

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			82,000	77,490

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			1,533,000	1,674,803

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			5,048,000	5,477,080

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			989,000	1,029,796

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			2,451,000	2,555,168

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			1,000	1,150

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)			1,535,000	1,366,150

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			2,295,000	2,295,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			3,021,000	3,051,210

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			2,780,000	2,835,600

				91,598,546
Capital goods (2.1%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			3,995,000	4,244,688

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			1,229,000	1,216,710

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			590,000	584,100

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			1,147,000	1,244,495

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	709,960	713,444

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			$921,888	788,214

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	500,000	635,839

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	685,000	871,100

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$4,330,000	4,730,525

Berry Plastics Corp. company guaranty notes FRN 4.421s, 2014			3,095,000	2,909,300

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			1,347,000	1,353,735

Berry Plastics Corp. notes 9 3/4s, 2021			331,000	330,173

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,050,000	2,101,250

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021			1,835,000	1,917,575

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	475,000	620,714

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$5,479,000	5,615,975

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			3,734,000	4,640,853

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			1,080,000	1,173,150

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			3,533,000	3,400,513

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,445,000	1,495,575

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	1,430,000	1,671,530

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	1,019,000	1,384,810

Reynolds Group DL Escrew, Inc./Reynolds Group Escrew, LLC 144A company guaranty sr. notes 8 3/4s, 2016			$1,410,000	1,484,025

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A sr. notes 8 3/4s, 2016		EUR	2,660,000	3,530,667

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$1,600,000	1,628,000

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			3,375,000	3,206,250

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)			465,000	462,675

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)			680,000	601,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			885,000	924,825

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			885,000	858,450

Ryerson, Inc. company guaranty sr. notes 12s, 2015			3,661,000	3,697,610

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			2,190,000	2,321,400

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			1,830,000	1,875,750

Terex Corp. sr. unsec. sub. notes 8s, 2017			808,000	791,840

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			3,660,000	3,788,100

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			2,229,000	2,401,748

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			4,200,000	4,515,000

				75,732,408
Communication services (4.5%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			940,000	972,900

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			800,000	886,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			5,913,000	6,304,736

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,634,000	1,658,510

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,906,000	1,982,240

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			4,006,000	4,246,360

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			804,000	807,015

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			3,835,000	3,561,756

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			1,250,000	1,256,250

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			4,944,000	4,733,880

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			3,006,000	2,630,250

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			2,065,000	2,065,000

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			4,740,000	4,894,050

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			950,000	1,026,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			4,769,000	4,792,845

Equinix, Inc. sr. unsec. notes 7s, 2021			1,840,000	1,950,400

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,405,000	1,436,613

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			4,000,000	4,050,000

Hughes Satellite Systems Corp. 144A sr. notes 6 1/2s, 2019			1,949,000	2,031,833

Hughes Satellite Systems Corp. 144A sr. unsec. notes 7 5/8s, 2021			3,202,000	3,362,100

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			4,928,000	5,149,760

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			2,960,000	2,993,300

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			12,200,093	11,773,090

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			2,801,000	2,709,968

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			1,920,000	1,852,800

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	1,855,000	2,431,517

Kabel Deutschland GmbH 144A sr. sec. bonds 6 1/2s, 2018 (Germany)		EUR	1,560,000	2,082,832

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$1,699,000	1,773,331

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			4,179,000	4,273,028

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			515,000	507,275

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			386,000	409,643

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			5,905,000	5,993,575

Musketeer GmbH 144A company guaranty sr. notes 9 1/2s, 2021 (Germany)		EUR	665,000	863,749

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			$1,172,000	1,072,380

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			684,000	660,060

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			3,892,000	4,417,420

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			2,000,000	1,980,000

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			3,406,000	3,678,480

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,202,000	3,522,200

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	2,520,000	3,091,712

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$1,530,000	1,535,776

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			2,400,000	2,409,060

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			610,000	671,867

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,505,046

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			3,850,000	4,186,875

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			1,130,000	1,217,575

Sprint Capital Corp. company guaranty 8 3/4s, 2032			1,134,000	917,123

Sprint Capital Corp. company guaranty 6 7/8s, 2028			3,610,000	2,576,638

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			7,000,000	6,273,750

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			2,886,000	2,395,380

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			1,900,000	1,992,625

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	730,000	930,517

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	663,224

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	602,204

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	2,398,000	3,201,035

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	1,624,000	2,172,233

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	1,990,000	2,614,887

Virgin Media Finance PLC company guaranty sr. unsec. bond 8 7/8s, 2019 (United Kingdom)		GBP	242,000	402,198

Wind Acquisition Finance SA company guaranty sr. sec. notes Ser. REGS, 7 3/8s, 2018 (Netherlands)		EUR	640,000	704,652

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			$1,135,000	1,032,850

Wind Acquisition Finance SA 144A company guaranty sr. sec. bonds 7 3/8s, 2018 (Luxembourg)		EUR	4,110,000	4,525,187

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	1,190,000	1,122,267

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$710,000	760,588

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			2,884,000	3,121,930

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			780,000	799,500

				164,219,845
Conglomerates (—%)

SPX Corp. sr. unsec. notes 7 5/8s, 2014			1,096,000	1,205,600

				1,205,600
Consumer cyclicals (7.1%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			360,000	352,800

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			570,000	473,100

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,005,000	3,384,225

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			3,145,000	2,744,013

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			3,785,000	3,595,750

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			1,998,000	1,973,025

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,488,000	3,549,040

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			1,030,000	1,060,900

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,870,000	3,013,500

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,030,000	769,925

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			956,000	652,470

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			3,635,000	2,330,944

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			600,000	570,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			793,000	705,770

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			1,185,000	1,273,875

Building Materials Corp. 144A sr. notes 7s, 2020			2,425,000	2,606,875

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			830,000	871,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			1,965,000	2,063,250

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			1,865,000	1,823,038

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			5,970,000	4,089,450

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			5,125,000	5,438,906

Carlson Wagonlit BV company guaranty sr. sec. notes FRN Ser. REGS, 7.341s, 2015 (Netherlands)		EUR	3,340,000	3,550,961

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$855,000	929,813

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			1,870,000	1,341,725

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,760,000	2,408,100

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			590,000	497,075

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			3,825,000	3,471,188

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			680,000	695,300

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			4,051,328	4,177,932

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			4,178,000	3,519,965

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			606,000	406,020

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			6,329,000	6,835,320

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			685,000	698,700

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	2,472,000	3,198,619

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			$3,470,000	3,079,625

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			588,000	624,015

DISH DBS Corp. company guaranty 7 1/8s, 2016			461,000	496,728

DISH DBS Corp. company guaranty 6 5/8s, 2014			4,000,000	4,270,000

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			1,219,000	1,340,900

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			3,413,000	3,677,508

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			3,477,000	3,807,315

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,355,000	3,220,800

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			5,605,000	5,619,534

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			1,480,000	1,535,500

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	2,746,015

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			3,045,000	2,877,525

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)			900,000	1,014,858

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			775,000	862,668

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			2,197,000	2,229,955

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			970,000	1,054,875

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			2,400,000	2,466,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			5,075,000	5,557,125

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			1,780,000	1,664,300

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			4,588,000	4,198,020

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	3,485,000	4,310,243

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			$3,760,000	3,985,600

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	265,000	333,977

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$655,000	733,600

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			4,258,000	4,183,485

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			340,000	353,600

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,175,000	2,305,500

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	3,842,000	3,877,166

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			$1,000,000	885,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			2,075,000	2,316,121

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			1,765,000	79,425

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			765,000	749,700

MGM Resorts International company guaranty sr. notes 9s, 2020			1,490,000	1,650,175

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			915,000	846,375

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			1,295,000	1,372,571

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			6,065,000	5,155,250

Navistar International Corp. sr. notes 8 1/4s, 2021			3,313,000	3,511,780

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			1,890,000	1,800,225

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			1,790,000	1,933,200

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			2,240,000	1,892,800

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,219,993

Owens Corning company guaranty sr. unsec. notes 9s, 2019			6,000,000	7,155,000

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			2,466,000	2,681,775

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			1,713,000	1,755,825

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,280,000	1,369,600

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			1,085,000	1,030,750

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			2,900,000	3,066,750

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			980,000	970,200

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	5,050,000	6,608,775

QVC Inc. 144A sr. notes 7 1/2s, 2019			$1,890,000	2,027,025

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			4,000,000	3,120,000

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			695,000	604,650

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,500,000	3,753,750

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			2,946,000	3,004,920

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			3,139,000	2,401,335

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			1,825,000	1,852,375

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			525,000	519,750

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			1,591,000	1,738,168

Sears Holdings Corp. company guaranty 6 5/8s, 2018			1,678,000	1,275,280

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			206,000	196,730

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			1,010,000	1,035,250

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			505,000	510,050

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,265,000	2,344,275

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			2,247,000	2,457,656

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			375,000	381,094

Travelport, LLC company guaranty 11 7/8s, 2016			2,243,000	650,470

Travelport, LLC company guaranty 9 7/8s, 2014			281,000	167,195

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			4,952,000	2,735,980

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	1,395,000	1,836,191

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$5,495,000	5,879,650

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	270,000	323,955

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			$2,815,000	2,561,650

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			2,324,000	2,358,860

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			2,875,000	2,774,375

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			1,160,000	1,287,600

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			816,000	926,160

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			5,000,000	5,250,000

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			1,680,000	1,696,800

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			4,720,000	4,130,000

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			3,303,000	3,402,090

				259,754,085
Consumer staples (2.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	16,800,000	9,032,685

Archibald Candy Corp. company guaranty sub. notes 10s, 2012 (In default)(F)(NON)			$562,539	18,001

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			1,293,000	1,338,255

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			4,000,000	4,030,000

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	1,030,000	1,076,034

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			$1,492,000	1,624,415

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			647,000	634,060

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			1,405,228	1,338,480

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			3,612,000	2,745,120

Constellation Brands, Inc. company guaranty sr. unsec. notes 7 1/4s, 2017			2,193,000	2,412,300

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,638,099

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			4,000,000	4,350,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			560,000	596,400

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,498,000	2,466,775

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,296,000	4,612,830

Dole Food Co. 144A sr. notes 8s, 2016			1,710,000	1,782,675

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	5,243,000	5,186,285

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$2,115,000	2,199,600

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,110,000	1,160,258

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			$58,000	58,290

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			800,000	836,000

Hertz Holdings Netherlands BV sr. sec. bonds Ser. REGS, 8 1/2s, 2015 (Netherlands)		EUR	1,000,000	1,328,626

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,129,000	2,828,644

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$8,125,000	7,596,875

Landry's, Inc. company guaranty sr. notes 11 5/8s, 2015			540,000	568,350

Landry's, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			911,000	958,828

Libbey Glass, Inc. sr. notes 10s, 2015			574,000	614,180

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			2,730,000	2,798,250

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			4,000,000	3,995,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			1,745,000	1,592,313

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	657,475

Roadhouse Financing, Inc. notes 10 3/4s, 2017			1,410,000	1,371,225

Service Corporation International sr. notes 7s, 2019			970,000	1,020,925

Service Corporation International sr. notes 7s, 2017			3,136,000	3,402,560

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			3,865,000	4,493,063

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			3,360,000	3,675,000

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,790,000	2,803,950

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			2,070,000	2,390,850

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			527,000	515,143

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			4,025,000	4,427,500

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,415,000	1,429,150

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,430,000	2,411,775

				101,016,244
Energy (7.5%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,185,000	2,113,988

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,352,000	2,281,440

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			1,505,000	1,820,871

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			3,610,000	4,087,592

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			1,945,000	2,254,516

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			2,000,000	2,045,000

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			3,000,000	3,060,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			3,278,000	3,294,390

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			643,000	422,773

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,581,000	4,626,810

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,771,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			5,000,000	5,175,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	263,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			5,240,000	5,999,800

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	1,947,000

Complete Production Services, Inc. company guaranty 8s, 2016			1,657,000	1,723,280

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,419,400

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	3,105,000	2,758,551

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$1,829,000	2,021,045

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			7,000,000	7,665,000

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			375,000	378,750

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,652,000	6,174,810

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			3,793,000	4,238,678

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			5,316,000	5,023,620

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			1,264,000	1,112,320

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			2,205,000	2,061,675

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			2,260,000	2,367,350

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			1,810,000	1,865,911

Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)			3,305,000	3,925,216

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			1,090,000	1,106,350

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,321,600

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			740,000	833,336

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			8,525,000	9,544,675

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			4,000,000	4,000,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			5,874,000	6,108,960

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			3,379,000	3,400,119

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			2,818,000	2,832,090

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	773,000	1,212,402

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			$965,000	728,575

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,042,000	1,042,000

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			2,918,000	3,093,080

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	4,900,000

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,380,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,905,000	1,947,863

Milagro Oil & Gas company guaranty notes 10 1/2s, 2016			3,295,000	2,306,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			3,725,000	3,487,122

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,070,000

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			2,650,000	2,679,813

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			3,610,000	3,903,313

Peabody Energy Corp. company guaranty 7 3/8s, 2016			6,000,000	6,600,000

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			208,000	218,400

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			6,500,000	7,361,250

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			1,575,000	1,887,953

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			3,035,000	3,469,827

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,350,000	1,501,875

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			27,200,000	17,235,008

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)			3,200,000	1,528,896

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			3,000,000	1,466,610

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			5,000,000	3,273,850

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			24,700,000	19,324,539

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			14,010,000	9,951,723

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			12,565,000	9,474,010

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			6,425,000	6,087,688

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,125,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			10,500,000	11,392,500

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)			765,000	902,700

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			1,465,000	1,589,525

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)			2,790,000	3,396,825

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			2,100,000	2,535,750

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	517,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,710,000	1,940,850

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,640,000	1,820,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,321,000	3,586,680

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			2,885,000	2,899,425

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			565,000	560,763

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			6,298,000	6,360,980

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			1,105,000	1,149,200

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			875,000	875,000

Williams Cos., Inc. (The) notes 7 3/4s, 2031			522,000	649,337

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			690,000	849,201

				275,330,299
Financials (7.3%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			2,380,000	2,183,650

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,815,000	1,750,749

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			212,000	212,530

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			1,379,000	1,396,238

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			1,304,000	1,315,410

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	4,847,725

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	7,362,900

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014			168,000	145,962

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,309,673

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			4,543,000	4,043,270

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)		BRL	1,745,000	972,953

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$8,495,000	8,324,865

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012			678,375	677,684

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			1,958,000	1,918,840

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,235,000	1,265,875

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,000,000	1,152,500

CIT Group, Inc. 144A bonds 7s, 2017			11,000,000	10,986,250

CIT Group, Inc. 144A bonds 7s, 2016			4,811,000	4,804,986

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	2,985,975

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			1,137,000	1,199,535

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			2,420,000	2,395,800

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	2,112,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	2,378,350

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			3,000,000	3,390,000

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			2,541,000	1,575,420

HSBC Capital Funding LP bank guaranty jr. unsec. sub. bonds FRB 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,175,120

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			$375,000	372,188

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			270,000	270,675

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			4,000,000	4,160,000

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB unsec. sub. notes FRN 5.01s, 2015 (Luxembourg)			1,750,000	1,625,313

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			345,000	318,263

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			2,500,000	2,807,568

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012		INR	76,000,000	1,419,535

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			$3,482,000	3,503,763

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			4,365,000	4,125,453

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			2,575,000	3,012,750

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			10,660,000	12,390,864

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038			935,000	1,054,213

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			1,083,000	1,073,524

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			2,543,000	2,714,653

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			4,159,000	4,127,808

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			2,376,000	2,387,880

RBS Capital Trust III jr. unsec. sub. notes bank guaranty 5.512s, perpetual maturity (United Kingdom)			3,375,000	1,771,875

Royal Bank of Scotland Group PLC jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			3,300,000	1,766,018

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			6,575,000	6,813,344

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. notes FRN 6s, 2021 (Russia)			6,000,000	5,252,049

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			1,398,000	1,423,881

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,000,000	4,320,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,635,097

UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual maturity (Cayman Islands)		EUR	976,000	938,675

UBS AG/ Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,309,512

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	2,957,184

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014			245,000	223,563

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			2,840,000	2,894,403

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			9,600,000	9,312,000

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			4,335,000	4,248,300

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	4,682,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			38,586,000	39,454,185

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			50,831,000	49,814,380

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			8,289,000	8,475,005

				265,541,181
Health care (1.7%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			1,901,000	1,862,980

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,043,508

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			$1,876,000	2,026,080

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			1,610,000	1,634,150

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	3,075,000	4,057,825

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,075,048

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$6,000,000	5,355,000

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			595,000	611,363

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			1,770,000	1,812,038

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			2,426,000	2,589,755

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			3,134,000	3,126,165

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019			1,880,000	2,002,200

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,421,900

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			3,523,000	3,699,150

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			1,500,000	1,620,000

HCA, Inc. sr. notes 6 1/2s, 2020			6,000,000	6,210,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			2,650,000	2,709,625

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			5,450,000	4,755,125

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			1,635,000	1,700,400

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			1,505,000	1,444,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			834,910	832,823

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,502,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,683,000	1,922,828

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			2,627,000	2,948,808

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			2,265,000	2,304,638

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			350,000	345,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			900,000	897,750

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			350,000	349,563

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			238,000	148,750

				64,009,897
Technology (1.7%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			3,373,000	3,465,758

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			406,000	365,400

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			4,594,000	4,134,600

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,070,000	1,037,900

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,566,000	1,213,650

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			4,299,000	3,353,220

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			1,755,000	1,676,025

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,239,000	1,338,120

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			831,000	899,558

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021			5,648,000	4,913,760

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			6,000,000	5,722,500

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			502,000	416,660

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			820,000	820,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			680,000	639,200

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			2,477,000	2,582,273

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			4,480,000	4,883,200

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			2,300,000	2,397,750

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			4,150,000	4,419,750

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			4,103,000	4,472,270

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			1,985,000	2,111,544

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			5,159,000	5,346,014

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,062,000	2,118,705

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			3,115,000	3,286,325

				61,614,182
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	6,917,000	7,179,895

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			$3,325,000	3,424,750

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			4,130,000	4,346,825

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			1,848,000	785,400

				15,736,870
Utilities and power (2.0%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			5,000,000	5,500,000

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			1,960,000	2,111,900

Calpine Corp. 144A sr. notes 7 1/4s, 2017			6,892,000	7,236,600

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			500,000	565,000

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			2,495,000	2,747,559

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			5,270,000	3,451,850

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			654,000	477,420

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,055,000	1,023,350

Edison Mission Energy sr. unsec. notes 7.2s, 2019			605,000	378,125

Edison Mission Energy sr. unsec. notes 7s, 2017			90,000	58,500

El Paso Corp. sr. unsec. notes 7s, 2017			4,910,000	5,379,651

El Paso Natural Gas Co. debs. 8 5/8s, 2022			2,976,000	3,772,009

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			7,000,000	7,350,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			6,590,000	6,952,450

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			4,506,000	4,922,805

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			3,475,000	3,527,125

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	536,625

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014			1,500,000	1,500,000

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			490,000	529,200

NRG Energy, Inc. company guaranty 7 3/8s, 2017			2,755,000	2,844,538

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			6,000,000	5,850,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,370,000	1,419,531

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			520,000	597,618

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			2,175,000	1,846,031

Vattenfall Treasury AB company guaranty jr. unsec. sub. bond FRB 5 1/4s, 2049 (Sweden)		EUR	819,000	1,060,998

				71,638,885

Total corporate bonds and notes (cost $1,484,071,406)				$1,447,398,042

MORTGAGE-BACKED SECURITIES (28.2%)(a)
			Principal amount	Value

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.484s, 2046			$32,278,111	$13,879,588

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			1,170,000	877,500
Ser. 01-1, Class K, 6 1/8s, 2036			2,633,000	473,940
Ser. 07-5, Class XW, IO, 0.421s, 2051			218,659,447	3,622,968

Banc of America Funding Corp.
FRB Ser. 07-B, Class A1, 0.495s, 2047			26,968,306	13,753,836
FRB Ser. 06-H, Class 6A1, 0.475s, 2036			9,343,732	4,321,476

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.504s, 2047			22,093,884	9,942,248
FRB Ser. 07-AA1, Class 2A1, 0.474s, 2037			36,341,976	17,444,148

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.554s, 2035			7,382,591	3,506,731

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.574s, 2036			17,206,921	3,613,453
FRB Ser. 06-IM1, Class A1, 0.524s, 2036			6,428,427	3,085,645

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.779s, 2037			7,509,032	3,433,933
FRB Ser. 07-AR1, Class A2, 0.454s, 2037			47,167,913	23,937,716

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.064s, 2044			146,656,238	554,154

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	2,491,896	2,708,940
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	1,094,530	1,274,854

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036			$66,717,385	37,862,116
FRB Ser. 06-HY11, Class A1, 0.414s, 2036			29,758,348	14,581,591

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035			285,276	46,915
FRB Ser. 05-R3, Class AF, 0.694s, 2035			280,333	225,668

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			2,599,000	857,150

Deutsche Alt-A Securities, Inc. Mortgage FRB Ser. 07-AR2, Class A4, 0.429s, 2037			7,160,754	3,365,555

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.624s, 2036			59,455,491	19,620,312
FRB Ser. 06-AR6, Class A6, 0.484s, 2037			25,458,898	11,201,915
FRB Ser. 06-AR4, Class A2, 0.484s, 2036			7,942,814	3,127,483
FRB Ser. 06-AR3, Class A1, 0.484s, 2036			8,640,389	3,412,954
FRB Ser. 06-AR3, Class A5, 0.464s, 2036			31,719,029	19,348,607
FRB Ser. 07-AR2, Class A1, 0.444s, 2037			11,087,604	4,933,984

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			2,235,111	2,140,119

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.835s, 2014 (United Kingdom)		GBP	148,776	138,630

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.487s, 2032			$1,381,271	2,193,076
IFB Ser. 3408, Class EK, 24.673s, 2037			962,433	1,501,045
IFB Ser. 2979, Class AS, 23.253s, 2034			573,466	767,888
IFB Ser. 3727, Class PS, IO, 6.422s, 2038			37,634,255	4,530,938
IFB Ser. 3287, Class SE, IO, 6.422s, 2037			14,654,054	1,882,167
IFB Ser. 3677, Class SA, IO, 6.272s, 2040			91,637,630	10,169,944
IFB Ser. 3485, Class SI, IO, 6.272s, 2036			7,662,363	1,090,507
IFB Ser. 3852, Class TB, 5.722s, 2041			46,055,279	47,806,301
IFB Ser. 3768, Class PS, IO, 5.722s, 2036			28,765,005	3,628,334
Ser. 3672, Class PI, IO, 5 1/2s, 2039			20,896,261	2,395,129
Ser. 3645, Class ID, IO, 5s, 2040			10,657,640	1,102,746
Ser. 3687, Class CI, IO, 5s, 2038			30,339,055	4,586,658
Ser. 3653, Class KI, IO, 5s, 2038			39,280,991	3,771,761
Ser. 3632, Class CI, IO, 5s, 2038			12,043,678	1,181,123
Ser. 3626, Class DI, IO, 5s, 2037			8,186,909	429,813
Ser. 3623, Class CI, IO, 5s, 2036			7,449,853	687,927
Ser. 3747, Class HI, IO, 4 1/2s, 2037			10,512,587	1,254,964
Ser. 3738, Class MI, IO, 4s, 2034			92,446,498	8,246,869
Ser. 3736, Class QI, IO, 4s, 2034			88,956,365	6,449,336
Ser. 3740, Class KI, IO, 4s, 2033			49,130,403	2,686,942
Ser. 3707, Class HI, IO, 4s, 2023			17,796,010	718,069
Ser. 3707, Class KI, IO, 4s, 2023			17,755,996	486,159
Ser. T-56, Class A, IO, 0.524s, 2043			328,389	5,952
Ser. T-56, Class 3, IO, 0.472s, 2043			11,127,079	5,216
Ser. T-57, Class 1AX, IO, 0.43s, 2043			21,810,893	245,373
Ser. T-56, Class 1, IO, 0.294s, 2043			395,133	247
Ser. T-56, Class 2, IO, 0.123s, 2043			355,092	333
Ser. 3369, PO, zero %, 2037			3,243	3,235
Ser. 3314, PO, zero %, 2036			480,001	444,150
Ser. 3124, Class DO, PO, zero %, 2036			57,554	49,319
Ser. 2947, Class AO, PO, zero %, 2035			10,910	10,703
Ser. 1208, Class F, PO, zero %, 2022			162,839	148,744
FRB Ser. 3326, Class WF, zero %, 2035			408,704	375,580
FRB Ser. 3030, Class EF, zero %, 2035			79,122	78,217
FRB Ser. 3412, Class UF, zero %, 2035			17,771	17,687
FRB Ser. 3007, Class LU, zero %, 2035			17,571	14,684

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.49s, 2036			1,978,232	3,150,830
IFB Ser. 05-45, Class DA, 23.343s, 2035			4,058,758	6,443,724
IFB Ser. 05-83, Class QP, 16.631s, 2034			650,356	874,069
IFB Ser. 11-51, Class SJ, IO, 6.256s, 2041			64,773,222	10,372,136
IFB Ser. 11-51, Class SM, IO, 5.556s, 2041			87,081,105	11,639,260
Ser. 374, Class 6, IO, 5 1/2s, 2036			14,578,665	1,886,333
IFB Ser. 10-46, Class WS, IO, 5.456s, 2040			88,371,428	10,041,645
Ser. 10-21, Class IP, IO, 5s, 2039			19,899,157	2,772,709
Ser. 10-92, Class CI, IO, 5s, 2039			18,943,810	2,290,970
Ser. 398, Class C5, IO, 5s, 2039(F)			12,579,226	1,680,883
Ser. 09-31, Class PI, IO, 5s, 2038			113,352,303	16,541,355
Ser. 10-13, Class EI, IO, 5s, 2038			8,319,857	500,225
Ser. 378, Class 19, IO, 5s, 2035			13,586,339	1,689,081
Ser. 366, Class 22, IO, 4 1/2s, 2035			10,770,328	893,937
Ser. 406, Class 2, IO, 4s, 2041			71,979,714	9,794,896
Ser. 406, Class 1, IO, 4s, 2041			45,394,536	6,177,223
Ser. 03-W10, Class 1, IO, 1.444s, 2043			11,409,245	513,416
Ser. 01-50, Class B1, IO, 0.405s, 2041			595,731	5,957
Ser. 99-51, Class N, PO, zero %, 2029			194,139	182,921
IFB Ser. 06-48, Class FG, zero %, 2036			54,681	53,392

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			124,997	22,006
Ser. 399, Class 2, IO, 5 1/2s, 2039			451,208	53,211
Ser. 10-110, Class BI, IO, 5s, 2025			72,222,388	7,636,795
Ser. 404, Class 2, IO, 4 1/2s, 2040			770,569	103,997
Ser. 405, Class 2, IO, 4s, 2040			820,861	108,895
Ser. 00-T6, IO, 0.776s, 2030			10,971,895	217,324
Ser. 01-T1, Class 1, IO, 0.756s, 2040			1,322,094	30,029
Ser. 02-W8, Class 1, IO, 0.337s, 2042			16,090,826	170,965

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			15,997,227	399,931

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	1,584,005

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			512,469	440,724

Government National Mortgage Association
IFB Ser. 11-56, Class SG, 6.784s, 2041			54,578,295	59,582,579
IFB Ser. 11-56, Class MS, 6.782s, 2041			97,578,293	105,945,632
IFB Ser. 10-142, Class SA, IO, 6.415s, 2039			40,972,371	5,723,328
IFB Ser. 10-151, Class SL, IO, 6.415s, 2039			29,967,287	5,464,535
IFB Ser. 10-85, Class AS, IO, 6.365s, 2039			40,192,957	6,374,352
IFB Ser. 10-163, Class SI, IO, 6.347s, 2037			35,058,175	5,457,050
IFB Ser. 10-98, Class QS, IO, 6.315s, 2040			44,840,220	7,255,148
IFB Ser. 10-47, Class HS, IO, 6.315s, 2039			16,652,115	2,876,153
IFB Ser. 10-157, Class SN, IO, 6.267s, 2038			55,205,274	8,877,560
IFB Ser. 10-62, Class PS, IO, 6.215s, 2040			22,425,801	3,724,926
IFB Ser. 11-79, Class AS, IO, 5.825s, 2037			45,963,984	4,690,631
IFB Ser. 10-113, Class DS, IO, 5.815s, 2039			44,549,897	6,580,911
IFB Ser. 10-115, Class SN, IO, 5.815s, 2038			28,568,639	4,380,429
IFB Ser. 10-115, Class AS, IO, 5.765s, 2040			76,331,047	12,762,551
IFB Ser. 10-116, Class SL, IO, 5.765s, 2039			28,954,554	4,962,811
IFB Ser. 10-168, Class SL, IO, 5.715s, 2040			34,595,115	5,573,965
IFB Ser. 10-121, Class SE, IO, 5.715s, 2040			49,021,611	7,363,046
IFB Ser. 11-70, Class SM, IO, 5.607s, 2041			32,221,000	8,889,129
IFB Ser. 11-70, Class SH, IO, 5.607s, 2041			33,097,000	9,173,495
Ser. 11-116, Class IB, IO, 5s, 2040			41,601,795	4,257,944
Ser. 11-81, Class MI, IO, 5s, 2040			23,675,855	4,034,839
IFB Ser. 11-12, Class IB, IO, 4.53s, 2040			19,613,686	2,248,317
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			33,936,208	4,438,177
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			33,915,196	4,917,025
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			43,063,795	6,569,813
Ser. 10-103, Class IN, IO, 4 1/2s, 2039			41,753,185	5,250,129
Ser. 11-70, PO, zero %, 2041			76,844,938	62,042,298
Ser. 06-36, Class OD, PO, zero %, 2036			66,432	61,193
Ser. 06-64, PO, zero %, 2034			190,384	179,511
Ser. 99-31, Class MP, PO, zero %, 2029			15,441	14,307

Greenpoint Mortgage Funding Trust FRB Ser. 06-AR1, Class GA1B, 0.464s, 2036			30,106,307	15,128,419

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.303s, 2039			440,019,620	7,850,108

GSC Capital Corp. Mortgage Trust FRB Ser. 06-2, Class A1, 0.474s, 2036			3,076,923	1,411,462

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.947s, 2035			329,547	51,080
FRB Ser. 05-RP1, Class 1AF, 0.644s, 2035			329,547	252,103

Harborview Mortgage Loan Trust FRB Ser. 05-16, Class 3A1A, 0.535s, 2036			28,056,295	15,046,591

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR3, Class 3A1B, 4.925s, 2036			5,514,287	2,922,572
FRB Ser. 07-AR13, Class 4A1, 4.869s, 2037			6,199,726	2,293,899
FRB Ser. 06-AR25, Class 3A1, 2.841s, 2036			6,464,747	2,650,546
FRB Ser. 06-AR39, Class A1, 0.474s, 2037			30,062,984	14,016,866
FRB Ser. 06-AR35, Class 2A1A, 0.464s, 2037			16,988,481	7,438,322
FRB Ser. 06-AR15, Class A1, 0.414s, 2036			21,046,784	9,471,053

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.494s, 2037			26,335,594	10,600,077
FRB Ser. 06-A7, Class 1A1, 0.454s, 2036			24,453,333	11,248,533
FRB Ser. 06-A6, Class 1A1, 0.454s, 2036			4,027,480	2,122,603

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.15s, 2051			281,964,599	2,793,705

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,960,723	1,710,731
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,678,875

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.424s, 2037			9,309,651	4,515,181

Merrill Lynch Mortgage Investors Trust FRB Ser. 06-A1, Class 1A1, 2.765s, 2036			23,291,179	11,645,590

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.392s, 2028			2,542,546	57,207

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.834s, 2050			260,000	270,959
FRB Ser. 07-C1, Class A2, 5.73s, 2050			6,220,025	6,269,343

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.396s, 2049			2,834,465	2,763,603

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.383s, 2037			5,785,682	347,141
Ser. 07-C5, Class X, IO, 4.764s, 2049			9,719,513	704,665

Morgan Stanley Capital I Ser. 07-IQ14, Class A2, 5.61s, 2049			64,250	66,554

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			13,869,752	11,529,230

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.726s, 2012			6,424	1

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			880,000	44,000

Residential Accredit Loans, Inc. FRB Ser. 06-QA4, Class A, 0.474s, 2036			8,646,842	3,566,822

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			1,590,000	1,590,000

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.534s, 2037			11,692,121	4,501,467

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.993s, 2045			124,502,547	17,430,357
Ser. 07-4, Class 1A4, IO, 1s, 2045			66,521,400	2,702,432

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.398s, 2035			18,422,207	2,573,221
Ser. 05-RF3, Class 1A, IO, 5.212s, 2035			15,983,575	2,592,960
FRB Ser. 05-RF3, Class 1A, 0.644s, 2035			15,983,575	11,508,174
FRB Ser. 05-RF1, Class A, 0.644s, 2035			18,422,207	13,263,989

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.378s, 2046			78,558,081	1,217,650

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.444s, 2036			22,739,736	8,356,853

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.604s, 2037			13,773,820	6,749,172

Total mortgage-backed securities (cost $1,049,908,054)				$1,029,160,009

ASSET-BACKED SECURITIES (7.2%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.444s, 2036			$429,000	$172,441

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.169s, 2034			266,508	84,087

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.364s, 2037			3,534,813	1,237,185

Conseco Finance Securitizations Corp. FRB Ser. 01-4, Class M1, 2.02s, 2033			2,391,000	1,318,236

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.794s, 2047			7,545,000	5,055,150
FRB Ser. 06-BC1, Class 2A3, 0.584s, 2036			9,191,000	5,330,780
FRB Ser. 07-3, Class 2A2, 0.464s, 2047			18,821,000	13,273,134
FRB Ser. 07-6, Class 2A2, 0.464s, 2037			7,600,000	6,061,000
FRB Ser. 06-8, Class 2A3, 0.454s, 2046			8,980,000	5,118,600
FRB Ser. 07-8, Class 2A2, 0.424s, 2037			26,566,000	19,167,369
FRB Ser. 06-25, Class 2A2, 0.414s, 2047			9,975,324	8,678,532
FRB Ser. 07-1, Class 2A2, 0.394s, 2037			27,658,502	20,232,194

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			3,859,359	154,374

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF11, Class 2A3, 0.444s, 2036			15,794,000	7,581,120
FRB Ser. 06-FF18, Class A2B, 0.404s, 2037			19,142,202	9,714,667

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.294s, 2037			614,000	485,060

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043		EUR	7,263,000	6,021,730
FRB Ser. 03-2, Class 3C, 3.52s, 2043		GBP	2,706,624	2,692,689

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$6,412,289	3,206,145
Ser. 94-4, Class B2, 8.6s, 2019			2,364,643	1,131,089
Ser. 93-1, Class B, 8.45s, 2018			701,098	514,560
Ser. 95-F, Class B2, 7.1s, 2021			86,991	84,545

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025			84,504	73,954

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.594s, 2036			38,049,336	17,122,201
FRB Ser. 05-15, Class 2A2, 0.544s, 2036			16,440,306	8,440,453
FRB Ser. 05-11, Class 3A4, 0.544s, 2035			14,893,829	11,170,372
FRB Ser. 07-3, Class A4A, 0.514s, 2047			22,507,686	8,327,844
FRB Ser. 07-4, Class A2, 0.494s, 2037			11,542,117	4,097,452
FRB Ser. 06-11, Class 2A2, 0.454s, 2036			11,773,636	4,654,272
FRB Ser. 06-12, Class A2A, 0.444s, 2036			13,866,689	6,101,343
FRB Ser. 07-4, Class A1, 0.394s, 2037			20,727,267	8,086,142
FRB Ser. 06-12, Class A1, 0.344s, 2036			38,582,379	15,336,496
FRB Ser. 07-3, Class 2A1A, 0.194s, 2047			14,247,415	5,841,440

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.294s, 2030			2,597,465	71,430

HSI Asset Securitization Corp. Trust
FRB Ser. 07-NC1, Class A1, 0.394s, 2037			14,431,417	9,416,500
FRB Ser. 06-HE1, Class 2A1, 0.344s, 2036			738,903	305,721

JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-WMC3, Class A4, 0.444s, 2036			12,652,152	3,447,711

Lehman XS Trust FRB Ser. 05-6, Class 1A4, 0.674s, 2035			17,137,000	5,569,525

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.464s, 2037			21,760,041	8,731,216

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			835,352	837,245

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.494s, 2034			348,453	87,630

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.512s, 2038			2,016,779	1,452,081

Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)			2,649,208	720,447

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			4,830,532	4,202,563
Ser. 00-D, Class A4, 7.4s, 2030			15,083,368	9,238,563
Ser. 01-D, Class A4, 6.93s, 2031			126,399	92,271
Ser. 01-C, Class A2, 5.92s, 2017			7,236,413	3,319,704
Ser. 01-C, Class A1, 5.16s, 2012			648,382	306,873

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A3, 0.564s, 2036			13,392,000	5,102,318
FRB Ser. 07-RZ1, Class A2, 0.454s, 2037			611,567	382,734

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.504s, 2036			1,124,000	319,564

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			956,881	137,080

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			3,999,453	479,934

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			2,403,000	1,201,500

Total asset-backed securities (cost $316,664,133)				$261,989,266

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.1%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$19,995,000	$16,850,186

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			3,495,000	3,416,083

Argentina (Republic of) sr. unsec. bonds FRB 0.629s, 2013			13,993,000	3,338,590

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			94,368,000	87,526,320

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	6,340,000	1,455,121

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			$5,255,940	3,823,696

Brazil (Federal Republic of) unsec. notes 10s, 2017			7,250	3,921,650

Brazil (Federal Republic of) unsub. notes 10s, 2014			20,095	11,183,884

Chile (Republic of) notes 5 1/2s, 2020		CLP	1,856,500,000	3,709,534

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$3,725,000	3,399,063

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (South Korea)		INR	286,400,000	5,195,232

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$9,340,000	10,190,314

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			333,000	306,360

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019			2,560,000	3,781,837

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			450,000	481,500

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038			1,875,000	2,531,250

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			1,310,000	1,418,049

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			3,255,000	3,955,248

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	123,450,000	3,601,609

Iraq (Republic of) 144A bonds 5.8s, 2028			$2,905,000	2,382,100

Peru (Republic of) bonds 6.95s, 2031		PEN	22,150,000	8,629,341

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030			$854,080	991,433

Sri Lanka (Republic of) 144A notes 7.4s, 2015			1,300,000	1,361,958

Turkey (Republic of) bonds 16s, 2012		TRY	885,000	471,500

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021			$6,800,000	6,852,700

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			10,015,000	11,281,397

Turkey (Republic of) unsec. notes 6 3/4s, 2040			5,080,000	5,245,506

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			2,700,000	2,241,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			5,075,000	5,012,172

Ukraine (Government of) 144A bonds 7 3/4s, 2020			12,480,000	10,795,200

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			13,265,000	11,651,180

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			9,010,000	8,649,600

Venezuela (Republic of) bonds 8 1/2s, 2014			2,850,000	2,651,099

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027			3,600,000	2,604,672

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			4,150,000	4,192,123

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			4,935,000	4,835,560

Total foreign government and agency bonds and notes (cost $258,737,571)				$259,934,067

PURCHASED OPTIONS OUTSTANDING (7.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		$16,094,000	$350,527

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		16,094,000	92,701

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		28,756,000	219,696

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		28,756,000	219,408

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		34,889,000	861,758

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		34,889,000	802,447

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		34,889,000	732,669

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		28,756,000	219,696

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		28,756,000	274,045

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		28,756,000	219,408

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		29,513,000	418,199

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		66,717,391	8,211,576

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		66,717,391	156,786

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		73,785,000	455,253

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		147,021,000	1,651,046

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		166,793,488	20,667,381

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		166,793,488	18,383,978

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		166,793,488	548,751

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		166,793,488	401,972

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		166,793,488	20,957,602

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		166,793,488	365,278

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		200,152,183	22,216,892

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		200,152,183	660,502

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		333,871,000	1,629,290

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		333,871,000	56,758

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	243,276

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		28,756,000	274,045

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.985% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.985		46,213,000	617,406

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.96% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96		46,213,000	462,592

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		147,021,000	1,651,046

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		147,954,000	3,391,106

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475		147,954,000	448,301

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	243,276

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		74,761,000	2,209,935

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		74,761,000	2,057,423

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		74,761,000	1,904,163

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		74,761,000	1,744,922

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		74,761,000	1,571,476

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		74,761,000	1,396,535

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		147,021,000	1,651,046

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		147,954,000	3,391,106

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		206,683,000	3,627,287

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215		16,094,000	274,564

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215		16,094,000	17,864

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	243,276

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		28,756,000	219,696

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		28,756,000	274,045

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		28,756,000	219,408

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		34,889,000	986,312

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		34,889,000	928,396

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		64,593,000	2,232,980

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		64,593,000	2,128,985

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		64,593,000	2,017,885

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		147,021,000	1,651,046

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		150,172,000	2,093,398

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		332,878,556	1,238,308

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		332,878,556	19,973

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		332,878,556	1,215,007

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		332,878,556	333

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		9,170,000	343,325

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		9,170,000	309,212

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		9,170,000	328,286

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		9,170,000	293,715

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		9,170,000	311,505

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		9,170,000	278,034

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		9,170,000	296,374

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		9,170,000	263,087

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		9,170,000	276,842

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		9,170,000	245,206

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		9,170,000	259,236

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		9,170,000	226,682

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		9,170,000	239,520

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		9,170,000	206,600

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		9,170,000	216,687

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		9,170,000	185,051

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		9,170,000	194,129

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		9,170,000	162,126

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		28,574,000	3,107,708

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		28,574,000	2,101,218

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		28,574,000	2,772,249

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		28,574,000	1,786,132

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		28,574,000	2,369,642

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		28,574,000	1,362,637

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		28,574,000	1,809,020

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		28,574,000	719,208

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		28,574,000	1,192,393

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		28,574,000	108,581

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	243,276

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		28,756,000	219,696

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		28,756,000	274,045

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		28,756,000	219,408

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		30,513,000	822,020

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		30,513,000	1,007,844

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27		30,513,000	694,781

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		46,213,000	947,829

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03		46,213,000	839,228

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005		46,213,000	726,468

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		64,593,000	2,551,424

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		64,593,000	2,443,553

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		64,593,000	2,318,889

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		88,823,000	1,581,049

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		88,823,000	1,410,509

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		88,823,000	1,285,269

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		88,823,000	1,112,064

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		88,823,000	885,565

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		88,823,000	706,143

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60		131,138,536	27,735,800

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60		131,138,536	131

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		147,021,000	1,651,046

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		147,954,000	3,462,124

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325		147,954,000	486,769

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		150,172,000	2,093,398

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		285,078,000	764,009

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		285,078,000	74,120

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	243,276

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		28,756,000	219,696

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		28,756,000	274,045

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		28,756,000	219,408

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		93,911,146	11,828,109

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		93,911,146	200,031

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		147,021,000	1,651,046

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953		147,954,000	471,973

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		167,402,762	20,361,198

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		167,402,762	381,678

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	Jan-12/1.722	CHF	213,480,000	11,364

Total purchased options outstanding (cost $190,281,183)				$257,802,722

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (3.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$1,336,253	$1,515,342

				1,515,342
U.S. Government Agency Mortgage Obligations (3.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			1,534,707	1,577,331

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, December 1, 2040			858,497	883,816
3 1/2s, TBA, January 1, 2042			100,000,000	102,859,380
3 1/2s, TBA, December 1, 2041			6,000,000	6,176,250

				111,496,777

Total U.S. government and agency mortgage obligations (cost $111,909,271)				$113,012,119

U.S. TREASURY OBLIGATIONS (1.4%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3.125%, 11/15/41(i)			$4,713,000	$4,956,803

U.S. Treasury Notes 3.750%, 11/15/18(i)			3,516,000	4,106,547

U.S. Treasury Notes 3.625%, 8/15/19(i)			10,522,000	12,333,257

U.S. Treasury Notes 1.375%, 5/15/12(i)			28,804,000	28,990,938

Total U.S. treasury obligations (cost $50,387,545)				$50,387,545

SENIOR LOANS (1.9%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$1,298,475	$1,259,521

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			743,649	758,522

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			701,023	715,044

Momentive Performance Materials, Inc. bank term loan FRN 3.813s, 2013			1,698,187	1,634,505

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,260,475	1,223,449

				5,591,041
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			885,000	880,575

				880,575
Communication services (0.1%)

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.62s, 2016			693,118	686,880

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014			26,603	26,470

Intelsat SA bank term loan FRN 3.391s, 2014 (Luxembourg)			1,987,780	1,887,397

Level 3 Communications, Inc. bank term loan FRN 2.648s, 2014			161,000	153,554

				2,754,301
Consumer cyclicals (0.8%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			875,639	874,544

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			1,471,375	1,441,334

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.418s, 2015			2,870,000	2,485,739

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015			2,653,635	2,301,081

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			3,331,129	3,292,265

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.51s, 2014			2,672,328	2,277,045

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.91s, 2016			5,000,276	3,684,923

Federal Mogul Corp. bank term loan FRN Ser. B, 2.209s, 2014			465,137	429,283

Federal Mogul Corp. bank term loan FRN Ser. C, 2.216s, 2015			237,315	219,022

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.51s, 2014			874,808	191,729

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.26s, 2014			2,041,991	447,537

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.26s, 2014			761,937	166,991

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.26s, 2014(PIK)			402,545	342,499

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.26s, 2014(PIK)			229,144	194,964

Goodman Global, Inc. bank term loan FRN 9s, 2017			2,060,182	2,061,469

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			222,762	222,101

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.727s, 2013			467,248	458,487

National Bedding Co., LLC bank term loan FRN Ser. B, 4 1/8s, 2013			227,879	224,176

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			2,362,808	2,276,664

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			567,825	552,920

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			67,815	23,803

Realogy Corp. bank term loan FRN Ser. B, 4.691s, 2016			1,674,366	1,491,381

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.835s, 2014			2,428,467	2,310,754

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.76s, 2014			241,044	229,360

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			3,221,563	1,873,877

Univision Communications, Inc. bank term loan FRN 4.51s, 2017			1,020,833	909,179

				30,983,127
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 3.039s, 2014			2,531,201	2,183,953

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			1,501,238	1,422,423

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			2,603,455	2,568,743

Rite Aid Corp. bank term loan FRN Ser. B, 2.028s, 2014			411,157	388,372

West Corp. bank term loan FRN Ser. B2, 2.779s, 2013			67,761	67,169

West Corp. bank term loan FRN Ser. B5, 4.613s, 2016			164,805	163,432

				6,794,092
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			2,046,065	2,016,333

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013			587,161	573,844

Samson Investment Co. bank term loan FRN 8s, 2018(F)			5,405,000	5,364,463

				7,954,640
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			2,505,000	2,171,522

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			509,278	504,185

				2,675,707
Health care (0.2%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			1,669,552	1,650,769

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,625,163	2,555,157

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			2,903,038	2,797,802

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,677,545	1,595,765

				8,599,493
Technology (—%)

First Data Corp. bank term loan FRN 4.294s, 2018			574,435	480,063

First Data Corp. bank term loan FRN Ser. B3, 3.044s, 2014			61,131	55,069

				535,132
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.776s, 2017			4,000,000	2,527,776

				2,527,776

Total senior loans (cost $77,059,019)				$69,295,884

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$1,064,000	$1,525,510

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,045,000	1,137,744

Total convertible bonds and notes (cost $2,109,000)				$2,663,254

SHORT-TERM INVESTMENTS (31.2%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield of 0.070%, May 23, 2012			$28,850,000	$28,847,750

Federal Home Loan Bank discount notes with an effective yield of 0.060%, May 11, 2012			17,500,000	17,498,740

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.070%, May 29, 2012			25,000,000	24,997,950

Federal National Mortgage Association discount notes with an effective yield of 0.070%, May 30, 2012			15,530,000	15,528,727

Putnam Money Market Liquidity Fund 0.05%(e)			169,494,517	169,494,517

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 21, 2012			$6,000,000	5,997,481

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 1, 2012			50,000,000	49,987,630

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, February 21, 2012			35,000,000	34,990,579

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, February 21, 2012			5,000,000	4,998,654

Straight-A Funding, LLC commercial paper with an effective yield of 0.096%, January 12, 2012			12,000,000	11,999,633

U.S. Treasury Bills with an effective yield of 0.077%, April 5, 2012(SEG)(SEGSF)			37,750,000	37,748,037

U.S. Treasury Bills with an effective yield of 0.070%, June 28, 2012(SEGSF)			1,396,000	1,395,588

U.S. Treasury Bills with an effective yield of 0.013%, February 16, 2012(SEGSF)			26,000,000	25,999,568

U.S. Treasury Bills with an effective yield of 0.011%, February 23, 2012(SEGSF)			29,000,000	28,999,530

U.S Treasury Bills with an effective yield of zero %, May 17, 2012(i)			3,082,000	3,081,692

U.S Treasury Bills with an effective yield of zero %, May 10, 2012(i)			10,000,000	9,999,000

U.S Treasury Bills with an effective yield of zero %, March 8, 2012(i)			7,759,000	7,759,000

U.S. Treasury Bills with effective yields ranging from 0.083% to 0.120%, May 3, 2012(SEG)(SEGSF)			239,933,000	239,912,846

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.106%, July 26, 2012(SEG)(SEGSF)			125,439,000	125,399,738

U.S. Treasury Bills with effective yields ranging from 0.090% to 0.105%, November 15, 2012(SEGSF)			209,079,000	208,918,009

U.S. Treasury Bills with effective yields ranging from 0.087% to 0.100%, October 18, 2012(SEGSF)			60,911,000	60,869,459

U.S. Treasury Bills with effective yields ranging from 0.010% to 0.075%, February 9, 2012(SEGSF)			20,333,000	20,332,032

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.060%, August 23, 2012(SEGSF)			4,678,000	4,675,881

Total short-term investments (cost $1,139,260,760)				$1,139,432,041

TOTAL INVESTMENTS

Total investments (cost $4,680,387,942)(b)				$4,631,074,949

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $1,747,804,213) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/18/12	$398,463	$397,547	$(916)
	Brazilian Real	Buy	1/18/12	4,210,588	4,358,241	(147,653)
	British Pound	Sell	1/18/12	11,233,362	11,368,907	135,545
	Canadian Dollar	Sell	1/18/12	146,601	109,303	(37,298)
	Chilean Peso	Buy	1/18/12	879,576	887,292	(7,716)
	Czech Koruna	Buy	1/18/12	2,134,841	2,237,342	(102,501)
	Euro	Sell	1/18/12	470,500	74,063	(396,437)
	Hungarian Forint	Buy	1/18/12	714,839	769,465	(54,626)
	Japanese Yen	Sell	1/18/12	10,883,820	10,788,271	(95,549)
	Mexican Peso	Buy	1/18/12	276,980	285,915	(8,935)
	Norwegian Krone	Sell	1/18/12	1,777,252	1,831,203	53,951
	Russian Ruble	Buy	1/18/12	208,069	216,219	(8,150)
	Singapore Dollar	Buy	1/18/12	982,727	979,822	2,905
	Singapore Dollar	Sell	1/18/12	982,727	995,859	13,132
	South African Rand	Buy	1/18/12	444,285	447,547	(3,262)
	South Korean Won	Sell	1/18/12	2,101,293	2,147,144	45,851
	Swedish Krona	Sell	1/18/12	5,825,408	5,922,126	96,718
	Swiss Franc	Buy	1/18/12	12,932,133	13,271,200	(339,067)
	Taiwan Dollar	Sell	1/18/12	3,962,028	3,980,819	18,791
	Turkish Lira	Sell	1/18/12	4,546,309	4,703,702	157,393
Barclays Bank PLC
	Australian Dollar	Buy	1/18/12	12,966,282	12,469,238	497,044
	Brazilian Real	Sell	1/18/12	2,901,248	2,987,290	86,042
	British Pound	Buy	1/18/12	25,063,339	25,342,550	(279,211)
	Canadian Dollar	Sell	1/18/12	4,834,296	4,836,306	2,010
	Chilean Peso	Buy	1/18/12	233,694	235,311	(1,617)
	Czech Koruna	Buy	1/18/12	548,386	575,764	(27,378)
	Euro	Sell	1/18/12	16,998,063	17,021,097	23,034
	Hungarian Forint	Sell	1/18/12	3,943,244	4,515,508	572,264
	Indian Rupee	Buy	1/18/12	2,031,026	2,098,632	(67,606)
	Indonesian Rupiah	Sell	1/18/12	3,111,138	3,117,938	6,800
	Japanese Yen	Sell	1/18/12	3,114,107	3,087,525	(26,582)
	Malaysian Ringgit	Buy	1/18/12	2,015,336	2,044,309	(28,973)
	Malaysian Ringgit	Sell	1/18/12	2,015,336	2,011,197	(4,139)
	Mexican Peso	Sell	1/18/12	151,893	156,202	4,309
	New Zealand Dollar	Buy	1/18/12	1,073,706	1,061,570	12,136
	New Zealand Dollar	Sell	1/18/12	1,073,706	1,075,087	1,381
	Norwegian Krone	Buy	1/18/12	14,958,689	15,410,020	(451,331)
	Polish Zloty	Sell	1/18/12	6,618,205	6,757,478	139,273
	Russian Ruble	Buy	1/18/12	208,072	215,645	(7,573)
	Singapore Dollar	Buy	1/18/12	992,672	1,005,953	(13,281)
	Singapore Dollar	Sell	1/18/12	992,672	989,755	(2,917)
	South Korean Won	Sell	1/18/12	716,045	731,151	15,106
	Swedish Krona	Sell	1/18/12	28,119,757	28,586,854	467,097
	Swiss Franc	Sell	1/18/12	13,046,288	13,386,547	340,259
	Taiwan Dollar	Sell	1/18/12	7,986,861	8,013,414	26,553
	Thai Baht	Buy	1/18/12	211,086	209,649	1,437
	Thai Baht	Sell	1/18/12	211,086	215,808	4,722
	Turkish Lira	Sell	1/18/12	2,869,783	2,969,652	99,869
Citibank, N.A.
	Australian Dollar	Buy	1/18/12	13,038,684	13,007,067	31,617
	Brazilian Real	Sell	1/18/12	3,344,338	3,447,315	102,977
	British Pound	Sell	1/18/12	6,581,755	6,661,723	79,968
	Canadian Dollar	Sell	1/18/12	18,330,702	18,359,771	29,069
	Chilean Peso	Sell	1/18/12	1,253,258	1,260,222	6,964
	Czech Koruna	Sell	1/18/12	2,166,119	2,275,070	108,951
	Danish Krone	Buy	1/18/12	1,867,208	1,944,903	(77,695)
	Euro	Sell	1/18/12	23,465,724	24,453,425	987,701
	Hungarian Forint	Sell	1/18/12	6,457,762	6,957,699	499,937
	Japanese Yen	Sell	1/18/12	2,930,833	2,906,490	(24,343)
	Mexican Peso	Buy	1/18/12	2,246,659	2,312,259	(65,600)
	New Zealand Dollar	Buy	1/18/12	272,432	272,638	(206)
	New Zealand Dollar	Sell	1/18/12	272,432	269,384	(3,048)
	Norwegian Krone	Buy	1/18/12	4,059,877	4,183,027	(123,150)
	Polish Zloty	Sell	1/18/12	524,615	541,172	16,557
	Singapore Dollar	Buy	1/18/12	2,262,346	2,255,751	6,595
	Singapore Dollar	Sell	1/18/12	2,262,346	2,292,578	30,232
	South African Rand	Sell	1/18/12	5,031,613	5,071,405	39,792
	South Korean Won	Buy	1/18/12	3,688,280	3,775,451	(87,171)
	Swedish Krona	Sell	1/18/12	329,643	335,164	5,521
	Swiss Franc	Sell	1/18/12	4,286,964	4,400,743	113,779
	Taiwan Dollar	Buy	1/18/12	933,806	937,843	(4,037)
	Turkish Lira	Buy	1/18/12	1,349,103	1,397,863	(48,760)
Credit Suisse AG
	Australian Dollar	Buy	1/18/12	42,568,341	42,363,304	205,037
	Brazilian Real	Sell	1/18/12	5,384,467	5,542,629	158,162
	British Pound	Sell	1/18/12	4,937,946	4,997,879	59,933
	Canadian Dollar	Sell	1/18/12	3,555,415	3,084,860	(470,555)
	Chilean Peso	Buy	1/18/12	276,907	278,526	(1,619)
	Czech Koruna	Sell	1/18/12	7,453,653	7,825,560	371,907
	Euro	Sell	1/18/12	47,228,893	48,349,295	1,120,402
	Hungarian Forint	Buy	1/18/12	1,493,420	1,312,979	180,441
	Indian Rupee	Buy	1/18/12	4,198,749	4,335,988	(137,239)
	Japanese Yen	Buy	1/18/12	9,329,741	9,249,507	80,234
	Malaysian Ringgit	Buy	1/18/12	2,711,750	2,705,106	6,644
	Malaysian Ringgit	Sell	1/18/12	2,711,750	2,746,346	34,596
	Mexican Peso	Buy	1/18/12	1,314,112	1,352,174	(38,062)
	Norwegian Krone	Buy	1/18/12	22,838,300	23,536,531	(698,231)
	Polish Zloty	Sell	1/18/12	8,121,053	8,300,947	179,894
	Russian Ruble	Buy	1/18/12	169,327	175,445	(6,118)
	South African Rand	Sell	1/18/12	3,669,616	3,695,230	25,614
	South Korean Won	Sell	1/18/12	9,371,876	9,566,201	194,325
	Swedish Krona	Sell	1/18/12	34,480,577	35,051,523	570,946
	Swiss Franc	Buy	1/18/12	3,202,072	3,283,110	(81,038)
	Taiwan Dollar	Sell	1/18/12	5,317,902	5,332,047	14,145
	Turkish Lira	Sell	1/18/12	4,695,683	4,864,868	169,185
Deutsche Bank AG
	Australian Dollar	Buy	1/18/12	11,310,854	11,264,597	46,257
	Brazilian Real	Buy	1/18/12	2,969,539	3,078,781	(109,242)
	British Pound	Sell	1/18/12	612,740	620,114	7,374
	Canadian Dollar	Sell	1/18/12	28,605,323	28,616,374	11,051
	Chilean Peso	Sell	1/18/12	492,262	496,580	4,318
	Czech Koruna	Sell	1/18/12	2,398,774	2,513,120	114,346
	Euro	Sell	1/18/12	8,656,426	8,908,965	252,539
	Hungarian Forint	Sell	1/18/12	8,913,843	9,579,870	666,027
	Malaysian Ringgit	Buy	1/18/12	2,222,618	2,222,947	(329)
	Malaysian Ringgit	Sell	1/18/12	2,222,618	2,254,788	32,170
	Mexican Peso	Sell	1/18/12	2,830,424	2,914,210	83,786
	New Zealand Dollar	Buy	1/18/12	4,770,469	4,652,441	118,028
	New Zealand Dollar	Sell	1/18/12	4,770,469	4,775,012	4,543
	Norwegian Krone	Sell	1/18/12	2,227,089	2,294,901	67,812
	Peruvian New Sol	Sell	1/18/12	8,176,981	8,154,747	(22,234)
	Polish Zloty	Sell	1/18/12	4,633,143	4,780,006	146,863
	Singapore Dollar	Buy	1/18/12	2,009,089	2,002,209	6,880
	Singapore Dollar	Sell	1/18/12	2,009,089	2,035,778	26,689
	South Korean Won	Buy	1/18/12	6,610,947	6,757,895	(146,948)
	Swedish Krona	Sell	1/18/12	8,074,811	8,212,361	137,550
	Swiss Franc	Buy	1/18/12	7,287,669	7,478,963	(191,294)
	Taiwan Dollar	Buy	1/18/12	5,601,156	5,621,641	(20,485)
	Turkish Lira	Sell	1/18/12	1,330,319	1,372,266	41,947
Goldman Sachs International
	Australian Dollar	Sell	1/18/12	5,883,404	5,869,541	(13,863)
	British Pound	Sell	1/18/12	2,177,976	2,204,396	26,420
	Canadian Dollar	Buy	1/18/12	9,398,352	9,406,323	(7,971)
	Chilean Peso	Sell	1/18/12	4,601,931	4,634,219	32,288
	Euro	Sell	1/18/12	12,930,922	13,475,481	544,559
	Hungarian Forint	Sell	1/18/12	5,575,245	5,989,124	413,879
	Japanese Yen	Sell	1/18/12	2,776,565	2,686,532	(90,033)
	Norwegian Krone	Buy	1/18/12	18,069,273	18,596,718	(527,445)
	Polish Zloty	Sell	1/18/12	68,594	70,634	2,040
	South African Rand	Sell	1/18/12	133,680	134,652	972
	Swedish Krona	Buy	1/18/12	9,385,905	9,611,123	(225,218)
	Swiss Franc	Buy	1/18/12	4,677,027	4,795,602	(118,575)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/12	18,173,123	18,113,040	60,083
	British Pound	Sell	1/18/12	9,170,814	9,282,122	111,308
	Canadian Dollar	Sell	1/18/12	29,996,265	30,036,454	40,189
	Euro	Buy	1/18/12	31,090,156	32,391,046	(1,300,890)
	Indian Rupee	Sell	1/18/12	7,495,770	7,749,834	254,064
	Japanese Yen	Sell	1/18/12	11,645,246	11,545,099	(100,147)
	New Zealand Dollar	Buy	1/18/12	594,092	587,370	6,722
	New Zealand Dollar	Sell	1/18/12	594,092	594,658	566
	Norwegian Krone	Buy	1/18/12	2,117,805	2,182,853	(65,048)
	Singapore Dollar	Buy	1/18/12	4,811,329	4,875,891	(64,562)
	Singapore Dollar	Sell	1/18/12	4,811,329	4,796,962	(14,367)
	South Korean Won	Sell	1/18/12	3,844,010	3,922,327	78,317
	Swedish Krona	Sell	1/18/12	28,721,673	29,219,990	498,317
	Swiss Franc	Buy	1/18/12	152,170	155,984	(3,814)
	Taiwan Dollar	Sell	1/18/12	1,897,322	1,904,166	6,844
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/18/12	28,109,610	27,767,175	342,435
	Brazilian Real	Sell	1/18/12	6,320,610	6,526,374	205,764
	British Pound	Sell	1/18/12	13,454,351	13,619,121	164,770
	Canadian Dollar	Sell	1/18/12	6,476,834	6,484,875	8,041
	Chilean Peso	Buy	1/18/12	116,489	117,477	(988)
	Czech Koruna	Sell	1/18/12	3,343,702	3,512,779	169,077
	Euro	Sell	1/18/12	27,146,239	27,264,299	118,060
	Hungarian Forint	Sell	1/18/12	317,163	481,997	164,834
	Japanese Yen	Buy	1/18/12	3,882,632	3,849,143	33,489
	Malaysian Ringgit	Buy	1/18/12	1,175,839	1,176,606	(767)
	Malaysian Ringgit	Sell	1/18/12	1,175,839	1,193,048	17,209
	Mexican Peso	Sell	1/18/12	2,629,598	2,705,901	76,303
	New Zealand Dollar	Buy	1/18/12	2,995,114	2,999,757	(4,643)
	New Zealand Dollar	Sell	1/18/12	2,995,114	2,961,187	(33,927)
	Norwegian Krone	Sell	1/18/12	5,188,513	5,345,944	157,431
	Peruvian New Sol	Sell	1/18/12	4,168,631	4,154,227	(14,404)
	Polish Zloty	Sell	1/18/12	1,067,232	1,102,230	34,998
	Russian Ruble	Sell	1/18/12	5,047,575	5,230,282	182,707
	Singapore Dollar	Buy	1/18/12	710,274	708,158	2,116
	Singapore Dollar	Sell	1/18/12	710,274	719,698	9,424
	South African Rand	Sell	1/18/12	6,407,379	6,457,246	49,867
	South Korean Won	Sell	1/18/12	3,072,863	3,143,535	70,672
	Swedish Krona	Sell	1/18/12	26,341,513	26,786,268	444,755
	Swiss Franc	Buy	1/18/12	4,858,801	4,987,321	(128,520)
	Taiwan Dollar	Sell	1/18/12	7,242,937	7,266,776	23,839
	Thai Baht	Buy	1/18/12	87,398	86,850	548
	Thai Baht	Sell	1/18/12	87,398	89,355	1,957
	Turkish Lira	Buy	1/18/12	428,497	443,621	(15,124)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/18/12	493,841	662,109	168,268
	Brazilian Real	Sell	1/18/12	7,200,112	7,438,611	238,499
	British Pound	Buy	1/18/12	49,737,697	50,310,264	(572,567)
	Canadian Dollar	Sell	1/18/12	16,777,655	16,783,231	5,576
	Chilean Peso	Buy	1/18/12	983,592	990,397	(6,805)
	Czech Koruna	Sell	1/18/12	9,285,630	9,746,459	460,829
	Euro	Buy	1/18/12	1,560,481	921,039	639,442
	Hungarian Forint	Sell	1/18/12	13,649,564	14,679,662	1,030,098
	Indian Rupee	Sell	1/18/12	3,095,319	3,206,778	111,459
	Japanese Yen	Buy	1/18/12	2,011,561	1,994,853	16,708
	Malaysian Ringgit	Buy	1/18/12	3,544,660	3,595,046	(50,386)
	Malaysian Ringgit	Sell	1/18/12	3,544,660	3,541,836	(2,824)
	Mexican Peso	Buy	1/18/12	3,961,226	4,081,831	(120,605)
	New Zealand Dollar	Buy	1/18/12	558,706	552,414	6,292
	New Zealand Dollar	Sell	1/18/12	558,706	558,736	30
	Norwegian Krone	Buy	1/18/12	22,912,738	23,585,013	(672,275)
	Polish Zloty	Sell	1/18/12	4,145,661	4,285,454	139,793
	Russian Ruble	Buy	1/18/12	169,330	175,836	(6,506)
	Singapore Dollar	Buy	1/18/12	2,141,075	2,169,721	(28,646)
	Singapore Dollar	Sell	1/18/12	2,141,075	2,134,747	(6,328)
	South African Rand	Sell	1/18/12	701,583	706,912	5,329
	South Korean Won	Sell	1/18/12	1,941,117	1,981,191	40,074
	Swedish Krona	Sell	1/18/12	27,064,688	27,540,644	475,956
	Swiss Franc	Sell	1/18/12	13,772,211	14,141,909	369,698
	Taiwan Dollar	Sell	1/18/12	1,056,187	1,060,785	4,598
	Turkish Lira	Sell	1/18/12	6,809,440	7,060,556	251,116
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/12	19,196,784	19,254,693	(57,909)
	Brazilian Real	Sell	1/18/12	1,724,430	1,775,571	51,141
	British Pound	Sell	1/18/12	37,029,007	37,291,594	262,587
	Canadian Dollar	Sell	1/18/12	17,319,902	17,051,006	(268,896)
	Czech Koruna	Sell	1/18/12	4,249,101	4,456,187	207,086
	Euro	Sell	1/18/12	22,434,895	23,246,433	811,538
	Hungarian Forint	Sell	1/18/12	10,002,787	10,733,992	731,205
	Indonesian Rupiah	Sell	1/18/12	6,376,474	6,402,425	25,951
	Japanese Yen	Sell	1/18/12	31,656,430	31,451,292	(205,138)
	Malaysian Ringgit	Buy	1/18/12	691,686	689,398	2,288
	Malaysian Ringgit	Sell	1/18/12	691,686	701,877	10,191
	Mexican Peso	Sell	1/18/12	2,999,009	3,084,759	85,750
	Norwegian Krone	Buy	1/18/12	6,210,239	6,397,679	(187,440)
	Polish Zloty	Sell	1/18/12	9,142,787	9,431,753	288,966
	Russian Ruble	Buy	1/18/12	208,075	216,358	(8,283)
	Singapore Dollar	Buy	1/18/12	881,270	878,645	2,625
	Singapore Dollar	Sell	1/18/12	881,270	892,698	11,428
	South African Rand	Sell	1/18/12	2,883,321	2,903,591	20,270
	South Korean Won	Sell	1/18/12	9,053,961	9,221,288	167,327
	Swedish Krona	Sell	1/18/12	18,656,154	18,728,126	71,972
	Swiss Franc	Sell	1/18/12	39,933	40,950	1,017
	Taiwan Dollar	Buy	1/18/12	1,995,613	2,002,048	(6,435)
	Thai Baht	Buy	1/18/12	3,011,013	3,085,357	(74,344)
	Thai Baht	Sell	1/18/12	3,011,013	3,007,975	(3,038)
	Turkish Lira	Sell	1/18/12	100,442	103,982	3,540
UBS AG
	Australian Dollar	Buy	1/18/12	14,959,924	14,765,063	194,861
	Brazilian Real	Sell	1/18/12	5,380,834	5,559,684	178,850
	British Pound	Buy	1/18/12	9,177,437	9,263,270	(85,833)
	Canadian Dollar	Sell	1/18/12	26,921,474	26,846,293	(75,181)
	Czech Koruna	Sell	1/18/12	8,054,760	8,449,565	394,805
	Euro	Buy	1/18/12	15,666,295	15,295,459	370,836
	Hungarian Forint	Buy	1/18/12	12,706,677	13,450,935	(744,258)
	Indian Rupee	Sell	1/18/12	233,436	241,676	8,240
	Japanese Yen	Sell	1/18/12	5,870,136	5,791,653	(78,483)
	Mexican Peso	Sell	1/18/12	1,649,823	1,698,046	48,223
	New Zealand Dollar	Buy	1/18/12	1,179,785	1,166,509	13,276
	New Zealand Dollar	Sell	1/18/12	1,179,785	1,181,591	1,806
	Norwegian Krone	Sell	1/18/12	37,702,496	39,114,891	1,412,395
	Polish Zloty	Sell	1/18/12	185,899	191,737	5,838
	Russian Ruble	Buy	1/18/12	169,318	176,132	(6,814)
	Singapore Dollar	Buy	1/18/12	1,244,926	1,241,295	3,631
	Singapore Dollar	Sell	1/18/12	1,244,926	1,261,387	16,461
	South African Rand	Sell	1/18/12	7,655,510	7,717,878	62,368
	South Korean Won	Sell	1/18/12	2,381,535	2,434,084	52,549
	Swedish Krona	Buy	1/18/12	6,737,930	6,847,451	(109,521)
	Swiss Franc	Buy	1/18/12	1,722,006	1,766,106	(44,100)
	Taiwan Dollar	Sell	1/18/12	5,933,466	5,954,968	21,502
	Thai Baht	Buy	1/18/12	211,086	209,783	1,303
	Thai Baht	Sell	1/18/12	211,086	216,018	4,932
	Turkish Lira	Buy	1/18/12	449,964	465,795	(15,831)
Westpac Banking Corp.
	Australian Dollar	Sell	1/18/12	8,085,264	7,258,653	(826,611)
	British Pound	Buy	1/18/12	20,461,110	20,707,868	(246,758)
	Canadian Dollar	Sell	1/18/12	190,267	190,558	291
	Euro	Buy	1/18/12	2,396,535	2,497,312	(100,777)
	Japanese Yen	Buy	1/18/12	7,312,342	7,251,933	60,409
	New Zealand Dollar	Buy	1/18/12	2,046,309	2,048,744	(2,435)
	New Zealand Dollar	Sell	1/18/12	2,046,309	2,023,156	(23,153)
	Norwegian Krone	Buy	1/18/12	5,221,571	5,380,718	(159,147)
	Swedish Krona	Buy	1/18/12	12,612,954	12,829,141	(216,187)
	Swiss Franc	Buy	1/18/12	2,496,807	2,562,738	(65,931)

Total						$11,669,141

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	6	$729,635	Mar-12	$6,995
Canadian Government Bond 10 yr (Long)	533	70,023,775	Mar-12	756,533
Euro-Bobl 5 yr (Long)	54	8,743,878	Mar-12	137,543
Euro-Bund 10 yr (Long)	461	82,958,139	Mar-12	2,559,908
Euro-Schatz 2 yr (Long)	122	17,422,526	Mar-12	50,212
Euro-Swiss Franc 3 Month (Short)	547	145,732,727	Dec-12	(2,251,863)
Euro-Swiss Franc 3 Month (Short)	541	144,119,797	Jun-12	(1,703,849)
Euro-Swiss Franc 3 Month (Short)	538	143,234,696	Mar-12	(1,272,304)
Japanese Government Bond 10 yr (Long)	157	290,481,616	Mar-12	1,396,036
Japanese Government Bond 10 yr Mini (Long)	34	6,295,103	Mar-12	36,465
U.K. Gilt 10 yr (Long)	222	40,320,384	Mar-12	690,387
U.S. Treasury Bond 30 yr (Long)	1,087	174,123,813	Mar-12	2,018,695
U.S. Treasury Bond 30 yr (Short)	764	110,636,750	Mar-12	(1,319,532)
U.S. Treasury Note 2 yr (Short)	723	159,455,391	Mar-12	(58,112)
U.S. Treasury Note 10 yr (Long)	4,070	533,678,750	Mar-12	5,421,210

Total				$6,468,324

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $435,984,631) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		$13,516,000	Jun-12/2.183	$347,226
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		19,838,000	Mar-12/2.119	348,950
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.		41,851,085	Aug-16/4.35	6,094,107
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.		41,851,085	Aug-16/5.35	992,247
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		13,516,000	Jun-12/2.183	347,226
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		17,581,660	Feb-15/5.36	240,869
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		17,581,660	Feb-15/5.36	4,063,456
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		19,838,000	Mar-12/2.119	348,950
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		20,415,000	Apr-12/2.111	394,826
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		21,928,392	Jul-14/4.34	412,254
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		21,928,392	Jul-14/4.34	3,540,449
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		35,487,976	Jul-16/4.80	1,078,834
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		35,487,976	Jul-16/4.80	6,181,225
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		54,820,977	Jul-14/4.19	1,134,794
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		54,820,977	Jul-14/4.19	8,254,449
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		54,820,977	Jul-14/4.35	1,019,670
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		54,820,977	Jul-14/4.35	8,891,853
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		54,821,115	Jul-14/4.3725	1,003,226
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		54,821,115	Jul-14/4.3725	9,000,202
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		65,785,172	Aug-14/4.20	1,361,753
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		65,785,172	Aug-14/4.20	9,938,692
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		88,719,937	Jul-16/4.67	2,877,365
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		88,719,937	Jul-16/4.67	14,679,157
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		88,719,937	Jul-16/4.80	2,702,409
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		88,719,937	Jul-16/4.80	15,454,658
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		88,719,937	Jul-16/4.815	2,672,866
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		88,719,937	Jul-16/4.815	15,544,443
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		106,463,926	Aug-16/4.68	3,437,614
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		106,463,926	Aug-16/4.68	17,678,761
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		117,617,000	Apr-12/2.4275	4,424,752
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.		123,579,123	Jun-16/4.39	10,915,250
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.		123,579,123	Jun-16/4.89	1,871,729
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		13,802,000	Jul-12/2.1714	360,784
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		20,415,000	Apr-12/2.111	394,826
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.		73,785,000	Oct-16/2.5625	2,311,684
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.		100,608,000	Jan-12/2.4475	3,733,563
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 2021.		102,700,709	May-16/4.11	8,050,503
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 2021.		102,700,709	May-16/5.11	1,415,524
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		117,617,000	Apr-12/2.4275	4,424,752
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		122,210,000	Jul-12/2.6075	6,310,924
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.		125,585,277	Jun-16/4.12	9,887,454
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.		125,585,277	Jun-16/5.12	1,731,444
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.		377,999,419	May-16/4.705	6,074,451
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.		377,999,419	May-16/4.705	37,903,892
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.		10,878,400	Aug-12/2.855	111,351
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.		10,878,400	Aug-12/2.855	755,831
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		13,802,000	Jul-12/2.1714	360,784
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.		57,509,000	Aug-12/2.394	2,221,573
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.		57,509,000	Jul-12/2.372	2,100,229
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.		57,509,000	Jun-12/2.346	1,967,383
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.		57,509,000	May-12/2.324	1,834,537
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.		57,509,000	Oct-12/2.443	2,454,484
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.		57,509,000	Sep-12/2.419	2,337,741
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		117,617,000	Apr-12/2.4275	4,424,752
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		122,210,000	Jul-12/2.6075	6,310,924
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.		142,538,000	Aug-12/2.4475	5,983,745
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		13,516,000	Jun-12/2.183	347,226
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		13,802,000	Jul-12/2.1714	360,784
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		19,838,000	Mar-12/2.119	348,950
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		20,415,000	Apr-12/2.111	394,826
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.		29,513,000	Oct-16/2.7975	1,084,603
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		100,615,452	May-16/4.60	1,715,292
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		100,615,452	May-16/4.60	9,860,314
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		117,617,000	Apr-12/2.4275	4,424,752
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		120,138,000	Apr-12/2.498	5,120,282
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		261,144,697	May-16/4.765	4,116,163
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		261,144,697	May-16/4.765	27,420,193
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		13,516,000	Jun-12/2.183	347,226
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		13,802,000	Jul-12/2.1714	360,784
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.		17,343,000	Jul-12/2.6825	988,898
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		19,838,000	Mar-12/2.119	348,950
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		20,415,000	Apr-12/2.111	394,826
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.		22,810,000	Jan-12/2.52	990,182
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.		23,867,000	Apr-12/2.60	1,201,703
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.		42,739,547	Sep-16/3.49	2,543,901
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.		42,739,547	Sep-16/3.49	4,049,529
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.		100,608,000	Jan-12/2.46325	3,873,408
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 2021.		101,118,714	May-16/4.36	8,950,017
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2021.		101,118,714	May-16/4.86	1,544,285
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		117,617,000	Apr-12/2.4275	4,424,752
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		120,138,000	Apr-12/2.498	5,120,282
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.		122,210,000	Jul-12/2.61875	6,402,582
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		13,516,000	Jun-12/2.183	347,226
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		13,802,000	Jul-12/2.1714	360,784
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		19,838,000	Mar-12/2.119	348,950
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		20,415,000	Apr-12/2.111	394,826
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		21,412,000	May-12/5.51	6,624,659
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		21,412,000	May-12/5.51	107
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		30,866,319	Jul-14/4.36	553,927
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		30,866,319	Jul-14/4.36	5,151,218
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		49,952,737	Jul-16/4.79	1,521,161
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		49,952,737	Jul-16/4.79	8,895,384
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		51,844,360	Feb-15/5.27	712,704
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		51,844,360	Feb-15/5.27	11,958,472
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		55,021,232	Jul-14/4.29	1,034,234
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		55,021,232	Jul-14/4.29	8,897,098
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		83,790,163	Jun-16/4.815	2,442,399
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		83,790,163	Jun-16/4.815	15,161,411
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		88,935,500	Aug-15/4.375	4,812,656
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		88,935,500	Aug-15/4.375	30,886,321
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		88,935,500	Aug-15/4.46	4,533,576
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		88,935,500	Aug-15/4.46	32,148,049
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		89,044,022	Jul-16/4.74	2,771,406
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		89,044,022	Jul-16/4.74	15,567,477
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.		95,125,800	Apr-12/4.8675	381
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.		95,125,800	Apr-12/4.8675	24,074,437
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.		100,608,000	Jan-12/2.453	3,783,867
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		117,617,000	Apr-12/2.4275	4,424,752
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		122,794,492	Jun-16/4.575	2,124,590
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		122,794,492	Jun-16/4.575	11,903,575
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 2018.		132,437,000	Sep-13/4.82	18,531,909
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 2018.		132,437,000	Sep-13/4.82	227,792
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.		403,795,500	Sep-15/4.04	14,283,054
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.		403,795,500	Sep-15/4.04	53,608,698
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	CHF	213,480,000	Jan-12/0.722	2,850,491

Total				$658,389,698

TBA SALE COMMITMENTS OUTSTANDING at 12/31/11 (proceeds receivable $6,100,938) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, December 1, 2041	$6,000,000	12/13/11	$6,176,250

Total			$6,176,250

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$150,079,000		$(3,080,372)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$1,491,498
		79,191,000		5,119,698	8/8/21	4.70%	3 month USD-LIBOR-BBA	(15,418,741)
		122,408,000		7,876,955	8/16/21	4.765%	3 month USD-LIBOR-BBA	(24,520,802)
		73,698,000		4,746,151	8/17/21	4.55%	3 month USD-LIBOR-BBA	(13,279,212)
		296,521,900		951,285	7/8/26	3.76%	3 month USD-LIBOR-BBA	(56,155,283)
		128,026,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	6,520,487
		3,057,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	48,943
		248,749,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	3,914,382
		157,743,000		—	12/15/13	0.677%	3 month USD-LIBOR-BBA	133,618
		2,616,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	7,326
		21,643,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(101,939)
	AUD	36,350,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(4,461,226)
	Barclays Bank PLC
		$193,465,001		1,750,858	9/8/16	2.065%	3 month USD-LIBOR-BBA	(7,406,480)
		11,935,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(31,696)
		151,738,000		—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	155,575
		21,562,000		—	12/29/21	3 month USD-LIBOR-BBA	2.193%	322,219
		21,643,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(100,856)
		27,053,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(46,261)
		25,805,000		—	9/15/20	2.032%	3 month USD-LIBOR-BBA	(452,237)
		149,664,000		—	9/19/20	2.12%	3 month USD-LIBOR-BBA	(3,686,935)
		150,079,000		(1,095,577)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(105,218)
		71,658,000		—	9/20/20	2.136%	3 month USD-LIBOR-BBA	(1,858,447)
		241,970,624		3,206,111	12/16/16	2.28%	3 month USD-LIBOR-BBA	(9,367,484)
		98,101,786		(4,728,506)	12/16/41	3 month USD-LIBOR-BBA	4.12%	27,029,002
		571,044,000		(1,048,216)	6/17/16	3 month USD-LIBOR-BBA	1.93%	19,395,969
		1,209,608,400		(2,922,753)	6/17/20	3 month USD-LIBOR-BBA	3.04%	111,967,568
		454,709,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	3,088,993
		164,611,000		(288,069)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	105,351
		215,694,700		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(22,146,453)
		19,124,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(277,680)
		1,164,661,100		—	10/7/15	1.041%	3 month USD-LIBOR-BBA	(4,766,490)
		268,911,450		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	3,068,351
		10,260,602		50,277	10/11/16	1.97%	3 month USD-LIBOR-BBA	(362,578)
		27,048,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	793,859
		6,453,400		8,320	3/30/31	3 month USD-LIBOR-BBA	4.17%	1,768,670
		1,931,000		—	12/13/21	3 month USD-LIBOR-BBA	2.19%	30,296
		16,094,000		(221,293)	12/13/21	3 month USD-LIBOR-BBA	2.19%	31,208
		101,863,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	640,236
		221,110,000		(906,551)	8/8/16	3 month USD-LIBOR-BBA	2.065%	9,904,930
		238,090,000		(1,363,065)	9/8/16	3 month USD-LIBOR-BBA	2.14%	10,781,601
		93,291,000		—	9/6/20	2.231%	3 month USD-LIBOR-BBA	(3,259,143)
		30,986,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(796,048)
		254,715,000		—	12/8/41	2.76%	3 month USD-LIBOR-BBA	(8,857,672)
		1,842,991,000		—	12/9/13	3 month USD-LIBOR-BBA	0.6685%	(1,762,770)
		419,242,000		—	12/12/13	0.63375%	3 month USD-LIBOR-BBA	698,256
		96,613,000		—	12/12/21	2.17%	3 month USD-LIBOR-BBA	(1,342,464)
		52,041,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	1,708,633
		13,046,000		—	12/12/21	2.12%	3 month USD-LIBOR-BBA	(121,052)
		209,009,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	308,090
		29,482,000		—	12/13/21	2.128%	3 month USD-LIBOR-BBA	(293,879)
		17,274,000		—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	124,347
		21,940,000		—	9/12/20	2.032%	3 month USD-LIBOR-BBA	(387,953)
		2,616,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	7,326
		1,267,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(229)
		22,130,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(5,446)
	AUD	50,250,000		—	10/13/21	5.0575%	6 month AUD-BBR-BBSW	(1,939,359)
	AUD	248,160,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(13,945,234)
	AUD	188,630,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	19,749,769
	AUD	17,386,000		—	11/11/21	4.805%	6 month AUD-BBR-BBSW	(334,587)
	AUD	17,384,000		—	11/14/21	4.84875%	6 month AUD-BBR-BBSW	(371,763)
	AUD	33,750,000		—	11/21/21	6 month AUD-BBR-BBSW	4.76%	530,682
	AUD	61,503,000		—	11/23/16	6 month AUD-BBR-BBSW	4.30%	92,190
	AUD	56,760,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(6,802,282)
	GBP	81,650,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(9,257,214)
	GBP	36,488,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(7,432,600)
	GBP	123,490,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	17,162,390
	Citibank, N.A.
		$689,174,200		132,026	7/9/20	3 month USD-LIBOR-BBA	3.01%	72,573,213
		517,133,000		—	9/30/18	1.73625%	3 month USD-LIBOR-BBA	(6,876,149)
		83,402,550		(3,915,750)	12/9/41	3 month USD-LIBOR-BBA	4.1175%	23,089,266
		17,458,139		(836,245)	12/13/41	3 month USD-LIBOR-BBA	4.045%	4,541,501
		590,124,250		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(9,439,859)
		35,944,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(1,746,661)
		10,846,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	82,755
		12,900,000		—	8/4/16	1.54375%	3 month USD-LIBOR-BBA	(303,743)
		138,138,000		8,692,334	7/26/21	4.52%	3 month USD-LIBOR-BBA	(24,962,079)
		27,048,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	793,859
		10,600,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(2,337,345)
		25,227,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(5,207,712)
		224,257,200		459,713	8/25/20	3 month USD-LIBOR-BBA	2.10%	6,005,555
		147,396,000		9,499,672	8/17/21	4.49%	3 month USD-LIBOR-BBA	(25,729,568)
		212,321,761		2,749,567	12/9/16	2.225%	3 month USD-LIBOR-BBA	(7,788,965)
		199,063,000		—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(152,340)
		516,599,000		—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	2,640,640
		2,077,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(376)
		21,643,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(101,939)
	Credit Suisse International
		809,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(146)
		648,886,000		—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	71,175
		3,670,000		—	12/23/21	3 month USD-LIBOR-BBA	2.07875%	17,209
		67,811,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(866,528)
		45,344,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	406,449
		57,782,000		—	12/29/21	3 month USD-LIBOR-BBA	2.123%	489,989
		21,643,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(100,856)
		25,293,000		—	9/16/21	3 month USD-LIBOR-BBA	2.20375%	613,125
		826,173,950		—	10/3/20	2.055%	3 month USD-LIBOR-BBA	(14,262,289)
		988,351,500		(1,317,266)	3/14/16	3 month USD-LIBOR-BBA	2.35%	57,650,722
		27,048,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	793,859
		645,412,900		(132,044)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(28,243,970)
		6,720,000		—	11/8/16	1.239%	3 month USD-LIBOR-BBA	(21,288)
		57,982,518		2,684,591	11/10/41	3.51625%	3 month USD-LIBOR-BBA	(8,802,313)
		872,743,600		1,591,500	8/15/16	3 month USD-LIBOR-BBA	1.21%	7,433,807
		179,850,300		8,713,747	11/16/41	3.425%	3 month USD-LIBOR-BBA	(23,334,274)
		1,136,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(197,471)
		9,815,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(1,087,763)
		12,257,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	279,214
		144,665,600		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	21,892,977
		19,835,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(1,602,439)
		54,171,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	2,472,041
		54,827,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	2,327,033
		31,172,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	1,266,593
		1,402,739,000		—	12/13/13	0.6425%	3 month USD-LIBOR-BBA	2,110,664
		116,237,000		—	12/14/13	3 month USD-LIBOR-BBA	0.665%	(125,271)
		279,952,000		—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(248,584)
		98,943,000		—	12/16/21	3 month USD-LIBOR-BBA	2.0895%	610,868
	GBP	81,675,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	8,392,739
	MXN	364,910,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	600,859
	Deutsche Bank AG
		$89,598,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(127,043)
		944,198,800		—	10/3/20	2.034%	3 month USD-LIBOR-BBA	(14,627,268)
		1,878,898,560		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	1,694,012
		1,709,849,409		—	10/7/16	1.3045%	3 month USD-LIBOR-BBA	(13,537,616)
		146,032,980		—	10/7/17	3 month USD-LIBOR-BBA	1.532%	1,446,933
		5,491,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	38,272
		1,252,599,040		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	951,890
		1,139,899,606		—	10/7/16	1.30125%	3 month USD-LIBOR-BBA	(8,845,448)
		97,355,320		—	10/7/17	3 month USD-LIBOR-BBA	1.529%	947,390
		328,669,550		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	3,671,929
		27,048,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	793,859
		22,444,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	802,373
		2,573,000	(E)	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	41,065
		860,492,900		151,712	12/31/14	1.91%	3 month USD-LIBOR-BBA	(27,488,073)
		167,574,400		—	8/17/18	1.84%	3 month USD-LIBOR-BBA	(3,878,834)
		213,898,800		—	8/24/21	2.271%	3 month USD-LIBOR-BBA	(6,879,288)
		323,268,800		—	8/30/21	2.4075%	3 month USD-LIBOR-BBA	(14,320,827)
		746,448,000		—	12/2/21	3 month USD-LIBOR-BBA	2.2315%	15,150,547
		246,010,752		4,194,483	7/21/21	3.55%	3 month USD-LIBOR-BBA	(33,628,301)
		7,716,000		—	12/8/21	3 month USD-LIBOR-BBA	2.22%	145,137
		18,144,000		—	12/13/21	2.111%	3 month USD-LIBOR-BBA	(152,402)
		115,633,000		—	12/14/41	3 month USD-LIBOR-BBA	2.7575%	3,916,536
		262,773,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(280,507)
		25,567,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(1,000,404)
		65,768,000		—	12/15/21	2.10%	3 month USD-LIBOR-BBA	(475,857)
		2,616,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	7,326
		79,318,000		—	12/21/13	3 month USD-LIBOR-BBA	0.735%	15,938
		86,014,000		—	12/21/16	3 month USD-LIBOR-BBA	1.257%	157,916
		26,405,000		—	12/21/16	1.246%	3 month USD-LIBOR-BBA	(34,138)
		2,077,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(376)
		185,803,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(165,365)
	EUR	299,300,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(33,195,446)
	MXN	364,910,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	701,334
	Goldman Sachs International
		$2,616,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	7,326
		2,077,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(376)
		149,664,000		—	9/19/20	2.13375%	3 month USD-LIBOR-BBA	(3,860,390)
		246,919,000		(600,322)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(32,887)
		246,919,000		(753,103)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(204,058)
		952,190,300		1,557,315	2/15/15	2.16%	3 month USD-LIBOR-BBA	(44,217,399)
		333,871,000		(584,274)	12/21/13	0.53%	3 month USD-LIBOR-BBA	709,814
		333,871,000		(584,274)	12/23/13	0.476%	3 month USD-LIBOR-BBA	1,070,736
		166,852,000		(289,905)	1/4/14	0.61%	3 month USD-LIBOR-BBA	103,865
		297,098,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	141,943
		27,048,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	793,859
		22,444,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	802,373
		93,867,000		—	10/18/21	2.40125%	3 month USD-LIBOR-BBA	(3,694,233)
		31,692,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(3,430,412)
		202,554,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	23,101,315
		381,724,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(42,236,753)
		62,884,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	(6,399,460)
		5,580,000		—	8/24/16	1.235%	3 month USD-LIBOR-BBA	(41,552)
		731,150,200		(2,089,868)	5/9/20	3 month USD-LIBOR-BBA	3.15%	76,062,906
		114,601,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	851,636
		254,876,000		—	11/30/21	3 month USD-LIBOR-BBA	2.2475%	5,586,985
		1,185,274,000		—	12/5/13	0.661%	3 month USD-LIBOR-BBA	1,242,198
		23,008,000		—	12/5/41	3 month USD-LIBOR-BBA	2.8137%	1,068,186
		150,561,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	6,818,262
		59,788,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(2,166,683)
		31,172,500		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(939,211)
		352,167,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(216,265)
		31,359,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(1,272,187)
		53,212,000		—	9/1/20	2.225%	3 month USD-LIBOR-BBA	(1,851,400)
		68,994,186		898,649	11/30/16	2.31%	3 month USD-LIBOR-BBA	(2,843,197)
		38,007,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	1,424,488
		36,971,000		—	12/12/21	2.145%	3 month USD-LIBOR-BBA	(428,201)
		94,247,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(66,513)
		72,422,000		—	12/15/21	2.10%	3 month USD-LIBOR-BBA	(524,001)
		43,757,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	5,505
		3,093,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(14,258)
	EUR	242,900,000		—	9/29/13	1.47%	6 month EUR-EURIBOR-REUTERS	(671,245)
	EUR	97,800,000		—	9/29/15	6 month EUR-EURIBOR-REUTERS	1.775%	1,204,687
	EUR	249,000,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	5,966,636
	EUR	9,800,000		—	9/29/41	6 month EUR-EURIBOR-REUTERS	2.745%	534,367
	GBP	70,096,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	3,520,503
	GBP	36,428,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	2,862,416
	GBP	66,299,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(2,836,613)
	GBP	63,643,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(6,919,619)
	GBP	63,644,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(6,322,739)
	JPMorgan Chase Bank, N.A.
		$65,080,000		—	12/19/16	1.25625%	3 month USD-LIBOR-BBA	(124,097)
		2,616,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	7,326
		2,077,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(376)
		11,935,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(31,696)
		20,542,000		—	12/29/13	3 month USD-LIBOR-BBA	0.754%	10,762
		21,643,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(103,886)
		36,780,200		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	8,270,661
		553,881,000		—	7/14/16	3 month USD-LIBOR-BBA	1.8325%	21,402,607
		27,048,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	793,859
		147,297,000		9,231,839	7/26/21	4.46%	3 month USD-LIBOR-BBA	(25,832,298)
		147,297,000		9,250,252	7/26/21	4.525%	3 month USD-LIBOR-BBA	(26,705,013)
		220,945,500		13,981,984	7/27/21	4.745%	3 month USD-LIBOR-BBA	(44,456,772)
		58,342,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	260,974
		14,609,000		(198,682)	12/14/21	3 month USD-LIBOR-BBA	2.245%	103,700
		5,215,000		—	11/22/16	3 month USD-LIBOR-BBA	1.348%	40,408
		319,841,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	5,048,556
		99,722,000		—	12/2/13	0.745%	3 month USD-LIBOR-BBA	(59,374)
		6,468,000		—	12/2/21	3 month USD-LIBOR-BBA	2.153%	84,301
		87,240,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	2,206,913
		96,763,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	2,252,770
		47,180,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	284,775
		28,056,000		—	12/6/41	3 month USD-LIBOR-BBA	2.812%	1,290,610
		774,096,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(220,974)
		46,672,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	1,949,532
		62,344,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	2,331,831
		1,188,865,000		—	12/12/13	0.659%	3 month USD-LIBOR-BBA	1,381,692
		7,635,781		—	12/14/21	2.143%	3 month USD-LIBOR-BBA	(86,133)
		92,565,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(119,127)
	CAD	41,210,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(868,907)
	EUR	66,700,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	495,497
	EUR	163,420,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(289,776)
	JPY	2,192,700,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	1,160,875
	JPY	2,948,000,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(637,208)
	MXN	1,049,570,000		—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(271,617)
	MXN	232,234,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(296,893)
	MXN	299,735,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(367,291)
	MXN	52,130,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	114,529
	MXN	325,230,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	308,483
	MXN	778,041,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	737,979
	MXN	325,230,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	79,235
	MXN	528,640,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	440,131
	UBS AG
	AUD	89,006,000		—	9/27/21	6 month AUD-BBR-BBSW	4.79%	1,519,525
	AUD	79,532,000		—	9/27/16	4.46%	6 month AUD-BBR-BBSW	(685,196)
	CHF	419,232,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(6,596,787)

	Total							$(106,898,036)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$11,020,592	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$49,620
	2,452,837	1,916	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,947
	4,664,180	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(33,780)
	4,110,890	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(16,901)
	4,664,180	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	41,401
	4,434,952	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	30,822
	4,138,809	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	20,144
	44,713,768	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	301,968
	13,680,276	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	61,596
	10,458,104	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,251
	22,833,212	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(156,436)
	6,244,736	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(52,969)
	47,281,277	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(323,937)
	34,423,771	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	181,864
	13,924,320	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	98,950
	1,627,168	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,686)
	72,920,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,357,504)
	20,135,304	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(113,161)
	28,107,282	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	249,489
	5,898,322	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	52,355
	5,238,918	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(21,538)
	72,274,263	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(495,171)
	45,902,612	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	326,197
	10,877,413	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(73,459)
	19,956,151	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(136,725)
	888,367	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	6,358
	70,998,859	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	357,213
	185,495,689	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	979,991
	55,827,137	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(472,011)
	52,371,916	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	276,686
	9,656,822	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	43,480
	31,315,485	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	140,998
	22,703,111	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	102,221
	336,668	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,782)
	3,745,443	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	25,294
	57,666,187	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(381,305)
Citibank, N.A.
	5,586,699	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,515
	33,606,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	177,546
Credit Suisse International
	854,250	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,158
	19,732,272	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	104,247
	101,028,651	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	270,378
	4,110,890	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,718
	32,727,968	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(224,228)
	7,696,319	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(65,281)
	1,264,014	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,113
	1,766,766	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,129
	1,964,995	—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,563
Deutsche Bank AG
	8,309,956	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	59,053
	32,727,968	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(224,228)
	889,501	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	2,710
	1,667,067	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4,818
Goldman Sachs International
	14,068,119	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(119,328)
	4,434,952	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(33,021)
	4,138,809	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(23,260)
	41,680,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	934,466
	31,260,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	670,246
	22,284,001	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(189,016)
	25,647,524	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(217,546)
	6,565,016	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(18,650)
	7,091,060	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	48,583
	7,583,891	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(34,147)
	6,325,815	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	21,259
	7,613,894	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(37,063)
	58,303,404	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	481,825
	817,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(5,406)
	937,031	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	5,521
EUR	68,715,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(715,032)

Total						$(294,878)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America, N.A.
	Ford Motor Credit Co., 7%, 10/1/13	Ba1	$—		$6,000,000	3/20/12	285 bp	$28,386
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(147,863)		16,610,000	12/20/19	(100 bp)	2,584,427
	Deutsche Bank AG
	Russian Federation, 7 1/2%, 3/31/30	—	—		987,500	4/20/13	(112 bp)	6,083
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	2,045,000	9/20/13	715 bp	221,898
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	477 bp	102,603
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	535 bp	128,048
	JPMorgan Chase Bank, N.A.
	Republic of Argentina, 8.28%, 12/31/33	B3	—		$2,860,000	6/20/14	235 bp	(346,966)
	Republic of Italy, 6 7/8%, 9/27/23	—	(10,679,816)		40,325,000	12/20/21	(100 bp)	(1,106,393)
	Republic of Italy, 6 7/8%, 9/27/23	A2	8,941,621		101,840,000	12/20/13	100 bp	1,473,015
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		495,000	9/20/13	276 bp	10,199
	Morgan Stanley Capital Services, Inc.
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		3,545,000	10/20/12	339 bp	(2,906)

	Total							$3,098,394

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2011.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $3,653,210,837.
(b)	The aggregate identified cost on a tax basis is $4,735,394,882, resulting in gross unrealized appreciation and depreciation of $204,631,108 and $308,951,041, respectively, or net unrealized depreciation of $104,319,933.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $31,428 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $555,818,590 and $475,200,359, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,236,069,907 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	83.8%
	Russia	3.2
	Argentina	2.6
	Venezuela	1.8
	Luxembourg	0.9
	Ukraine	0.9
	Netherlands	0.9
	United Kingdom	0.7
	Brazil	0.7
	Indonesia	0.6
	Turkey	0.5
	Germany	0.5
	Mexico	0.5
	Other	2.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
	Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	The fund had an average notional amount of approximately $158,700,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $56,507,769 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $697,435,062 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $691,463,069.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$261,268,819	$720,447
Convertible bonds and notes	—	2,663,254	—
Corporate bonds and notes	—	1,447,380,041	18,001
Foreign government and agency bonds and notes	—	259,934,067	—
Mortgage-backed securities	—	1,027,479,126	1,680,883
Purchased options outstanding	—	257,802,722	—
Senior loans	—	63,931,421	5,364,463
U.S. Government and agency mortgage obligations	—	113,012,119	—
U.S. Treasury obligations	—	50,387,545	—
Short-term investments	169,494,517	969,937,524	—

Totals by level	$169,494,517	$4,453,796,638	$7,783,794

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$11,669,141	$—
Futures contracts	6,468,324	—	—
Written options	—	(658,389,698)	—
TBA sale commitments	—	(6,176,250)	—
Interest rate swap contracts	—	(177,440,940)	—
Total return swap contracts	—	(296,794)	—
Credit default contracts	—	4,984,452	—

Totals by level	$6,468,324	$(825,650,089)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$12,802,930	$7,818,478
Foreign exchange contracts	23,949,014	12,279,873
Interest rate contracts	977,108,723	1,548,965,109

Total	$1,013,860,667	$1,569,063,460

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012